Quarterly Portfolios of Investments
HARBOR FUNDS AND HARBOR FUNDS II
January 31, 2025

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	10
Harbor Capital Appreciation Fund	15
Harbor Convertible Securities Fund	17
Harbor Core Bond Fund	21
Harbor Core Plus Fund	30
Harbor Diversified International All Cap Fund	38
Harbor International Fund	43
Harbor International Compounders Fund	47
Harbor International Core Fund	49
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Notes to Portfolios of Investments	68

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—11.7%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
$7,060	General Electric Co. 5.196% (SOFR + 0.640%) 05/05/2026[1]	$7,083
6,132	RTX Corp. 3.950%—08/16/2025	6,113
		13,196
AUTOMOBILES—0.3%
6,545	Toyota Motor Credit Corp. 5.264% (SOFR + 0.770%) 08/07/2026[1]	6,581
2,675	Toyota Motor Credit Corp. MTN 4.821% (SOFR + 0.450%) 04/10/2026[1]	2,679
		9,260
BANKS—4.3%
4,850	Bank of America Corp. 5.351% (SOFR + 0.970%) 07/22/2027[1]	4,878
9,835	Bank of America Corp. MTN 1.197%—10/24/2026[2]	9,589
14,945	Citibank NA 5.174% (SOFR + 0.710%) 11/19/2027[1]	14,973
6,590	Fifth Third Bank NA 5.192% (SOFR + 0.810%) 01/28/2028[1]	6,614
14,350	Goldman Sachs Bank USA 5.202% (SOFR + 0.750%) 05/21/2027[1]	14,380
	JPMorgan Chase & Co.
11,900	5.139% (SOFR + 0.765%) 09/22/2027[1]	11,962
1,425	5.262% (SOFR + 0.885%) 04/22/2027[1]	1,432
		13,394
	Morgan Stanley Bank NA
7,490	5.058% (SOFR + 0.685%) 10/15/2027[1]	7,501
6,650	5.155% (SOFR + 0.780%) 07/16/2025[1]	6,662
		14,163
	PNC Bank NA
5,205	3.875%—04/10/2025	5,196
6,225	4.873% (SOFR + 0.500%) 01/15/2027[1]	6,233
		11,429
	State Street Corp.
7,200	5.017% (SOFR + 0.640%) 10/22/2027[1]	7,223
1,810	5.229% (SOFR + 0.845%) 08/03/2026[1]	1,822
		9,045
8,945	Truist Financial Corp. MTN 1.200%—08/05/2025	8,793
10,715	U.S. Bancorp 1.450%—05/12/2025	10,625
13,965	Wells Fargo & Co. 2.188%—04/30/2026[2]	13,877
		131,760
BEVERAGES—0.3%
8,589	PepsiCo, Inc. 4.877% (SOFR + 0.400%) 02/13/2026[1]	8,604
BIOTECHNOLOGY—0.3%
9,615	Amgen, Inc. 5.250%—03/02/2025	9,622
CAPITAL MARKETS—0.1%
4,810	Bank of New York Mellon Corp. 3.000%—02/24/2025	4,805

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—0.0%
$1,510	Capital One Financial Corp. 4.985%—07/24/2026[2]	$1,512
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
7,430	1.700%—03/25/2026	7,190
4,455	3.875%—01/15/2026	4,428
		11,618
1,310	Verizon Communications, Inc. 1.450%—03/20/2026	1,267
		12,885
ELECTRIC UTILITIES—0.9%
7,650	Georgia Power Co. 5.239% (SOFR + 0.750%) 05/08/2025[1]	7,662
	NextEra Energy Capital Holdings, Inc.
2,935	5.183% (SOFR + 0.800%) 02/04/2028[1]	2,942
10,105	6.051%—03/01/2025	10,115
		13,057
	Pacific Gas & Electric Co.
2,620	3.450%—07/01/2025	2,601
3,450	3.500%—06/15/2025	3,428
		6,029
		26,748
FINANCIAL SERVICES—0.4%
12,270	American Express Co. 5.172% (SOFR + 0.650%) 11/04/2026[1]	12,311
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
9,635	UnitedHealth Group, Inc. 4.873% (SOFR + 0.500%) 07/15/2026[1]	9,675
INSURANCE—0.9%
6,655	Athene Global Funding 5.197% (SOFR + 0.830%) 01/07/2027[1,3]	6,663
5,100	Marsh & McLennan Cos., Inc. 5.189% (SOFR + 0.700%) 11/08/2027[1]	5,141
	New York Life Global Funding
5,605	4.793% (SOFR + 0.410%) 02/05/2027[1,3]	5,605
6,430	5.016% (SOFR + 0.580%) 08/28/2026[1,3]	6,452
		12,057
2,795	Protective Life Global Funding 5.356% (SOFR + 0.980%) 03/28/2025[1,3]	2,798
		26,659
MACHINERY—0.7%
10,975	Caterpillar Financial Services Corp. MTN 4.989% (SOFR + 0.520%) 05/14/2027[1]	11,005
	John Deere Capital Corp. MTN
8,315	4.869% (SOFR + 0.440%) 03/06/2026[1]	8,334
3,232	5.015% (SOFR + 0.600%) 06/11/2027[1]	3,249
		11,583
		22,588
MEDIA—0.5%
7,515	Comcast Corp. 3.375%—08/15/2025	7,472

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
$7,405	Fox Corp. 3.050%—04/07/2025	$7,385
		14,857
MULTI-UTILITIES—0.1%
3,495	Consolidated Edison Co. of New York, Inc. 4.984% (SOFR + 0.520%) 11/18/2027[1]	3,514
PHARMACEUTICALS—0.4%
6,090	Bristol-Myers Squibb Co. 4.944% (SOFR + 0.490%) 02/20/2026[1]	6,110
4,960	CVS Health Corp. 3.875%—07/20/2025	4,941
		11,051
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
6,760	Broadcom, Inc. 3.150%—11/15/2025	6,681
6,260	Intel Corp. 3.400%—03/25/2025	6,248
		12,929
SOFTWARE—0.2%
5,071	Oracle Corp. 2.950%—05/15/2025	5,047
SPECIALTY RETAIL—0.5%
4,875	Home Depot, Inc. 4.709% (SOFR + 0.330%) 12/24/2025[1]	4,884
11,251	Lowe’s Cos., Inc. 4.000%—04/15/2025	11,239
		16,123
WIRELESS TELECOMMUNICATION SERVICES—0.3%
10,270	T-Mobile USA, Inc. 3.500%—04/15/2025	10,245
Total Corporate Bonds & Notes (Cost $362,748)		363,391

Short-Term Investments—70.7%

U.S. TREASURY BILLS—70.7%
	U.S. Treasury Bills
7,800	4.115%—08/07/2025†	7,634
80,000	4.125%—07/03/2025†	78,617
1,315	4.135%—07/03/2025†	1,292
4,166	4.140%—05/29/2025-07/31/2025†,4	4,105
70,050	4.144%—05/29/2025†,4	69,117

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$208,800	4.155%—06/12/2025-07/17/2025†,4	$205,239
28,638	4.165%—07/24/2025†	28,076
3,653	4.178%—06/05/2025†,4	3,602
2,209	4.180%—07/17/2025†	2,167
90,246	4.181%—05/20/2025†	89,135
20,660	4.192%—03/20/2025†	20,551
20,000	4.195%—04/08/2025†	19,851
182,608	4.196%—04/17/2025-04/24/2025†	180,958
69,070	4.198%—04/24/2025†	68,429
31,010	4.203%—04/10/2025†	30,772
73,200	4.208%—06/05/2025†,4	72,167
26,171	4.211%—04/17/2025†	25,949
11,677	4.215%—04/03/2025†	11,596
55,349	4.218%—02/18/2025†	55,251
50	4.220%—02/20/2025†	50
91,890	4.224%—03/27/2025†	91,330
57,974	4.260%—05/08/2025†	57,341
20,194	4.276%—02/27/2025†	20,137
61,090	4.295%—03/06/2025†	60,867
15,950	4.304%—03/13/2025†	15,879
8,794	4.305%—04/10/2025†	8,727
15,492	4.310%—04/24/2025†	15,348
7,458	4.325%—05/01/2025†	7,383
27,500	4.335%—05/22/2025†,4	27,156
3,647	4.340%—05/29/2025†,4	3,598
47,500	4.385%—02/27/2025†	47,366
60,590	4.387%—02/13/2025-02/25/2025†	60,469
29,050	4.404%—02/20/2025†	28,992
29,180	4.410%—03/20/2025†	29,026
122,776	4.457%—02/18/2025†	122,559
93,540	4.459%—02/06/2025†	93,507
19,347	4.530%—03/13/2025†	19,260
58,000	4.645%—03/06/2025†	57,788
55,000	4.685%—02/27/2025†	54,845
3,000	4.690%—02/06/2025†	2,999
229,400	4.697%—02/20/2025†	228,940
100,000	4.700%—02/06/2025†	99,965
58,000	4.795%—02/13/2025†	57,932
Total Short-Term Investments (Cost $2,185,250)		2,185,972
TOTAL INVESTMENTS—82.4% (Cost $2,547,998)		2,549,363
CASH AND OTHER ASSETS, LESS LIABILITIES—17.6%		544,326
TOTAL NET ASSETS—100.0%		$3,093,689

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	293	02/25	$19,016	$(227)
Aluminum Futures	398	03/25	25,922	305
Aluminum Futures	81	04/25	5,253	(20)
Brent Crude Futures	367	02/25	27,771	(1,447)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	2,290	03/25	$171,567	$(1,243)
Brent Crude Futures	141	05/25	10,387	338
Cattle Feeder Futures	182	03/25	25,091	1,201
Cattle Feeder Futures	11	04/25	1,513	1
Class III Milk Futures	91	04/25	3,514	(76)
Cocoa Futures	100	03/25	10,863	1,921
Cocoa Futures	64	05/25	6,939	160
Coffee C Futures	262	03/25	37,124	6,682
Coffee C Futures	336	05/25	46,790	5,980
Coffee C Futures	45	07/25	6,143	895
Copper Futures	108	02/25	24,143	(1,027)
Copper Futures	126	03/25	25,017	(175)
Copper Futures	136	04/25	30,722	(239)
Copper Futures	450	07/25	49,022	1,615
Copper Futures	68	09/25	7,463	343
Corn Futures	2,713	03/25	65,383	5,477
Corn Futures	1,601	05/25	39,465	4,144
Corn Futures	328	07/25	8,147	713
Corn Futures	527	12/25	12,128	487
Cotton No. 2 Futures	152	03/25	5,007	(390)
Cotton No. 2 Futures	656	05/25	21,989	(865)
Cotton No. 2 Futures	78	07/25	2,661	(91)
Crude Palm Oil Futures	170	04/25	4,089	139
Dutch TTF Natural Gas	175	02/25	7,181	804
ECX Emissions Futures	356	12/25	30,997	4,409
FCOJ-A Futures	58	03/25	4,130	(374)
FCOJ-A Futures	4	07/25	274	(5)
Gas Oil Low Sulphur Futures	684	03/25	48,359	921
Gas Oil Low Sulphur Futures	125	04/25	8,753	77
Gas Oil Low Sulphur Futures	39	07/25	2,660	(17)
Gold 100 OZ Futures	1,350	04/25	382,725	18,651
Gold 100 OZ Futures	89	06/25	25,450	1,379
KC Hard Red Wheat Futures	420	03/25	12,164	447
KC Hard Red Wheat Futures	29	05/25	854	29
KC Hard Red Wheat Futures	585	07/25	17,506	760
Lead Futures	92	02/25	4,420	(214)
Lead Futures	115	03/25	5,553	(317)
Lead Futures	55	04/25	2,669	(4)
Lean Hogs Futures	406	04/25	14,673	399
Lean Hogs Futures	2	08/25	82	—
Live Cattle Futures	950	04/25	76,874	1,994
Live Cattle Futures	50	06/25	3,934	222
LME Aluminum Futures	2,365	03/25	154,124	828
LME Aluminum Futures	669	05/25	43,448	(923)
LME Aluminum Futures	1,055	06/25	68,595	1,122
LME Aluminum Futures	622	07/25	40,481	1,398
LME Copper Futures	331	03/25	74,429	(202)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Copper Futures	21	04/25	$4,741	$(120)
LME Copper Futures	307	06/25	69,878	(340)
LME Lead Futures	562	03/25	27,180	(1,740)
LME Lead Futures	18	05/25	881	(57)
LME Lead Futures	239	06/25	11,757	26
LME Lead Futures	18	07/25	889	1
LME Nickel Futures	306	03/25	27,746	(1,549)
LME Nickel Futures	80	05/25	7,326	(240)
LME Nickel Futures	101	06/25	9,292	(247)
LME Nickel Futures	31	07/25	2,865	(9)
LME Nickel Futures	11	10/25	1,031	(53)
LME Zinc Futures	1,108	03/25	75,404	(6,589)
LME Zinc Futures	442	05/25	30,396	(3,322)
LME Zinc Futures	380	06/25	26,199	(1,174)
LME Zinc Futures	446	07/25	30,811	(3,873)
LME Zinc Futures	12	10/25	834	(35)
Milling Wheat Futures	1,166	03/25	14,031	264
Natural Gas Futures	2,011	02/25	61,215	(3,518)
Natural Gas Futures	897	03/25	27,538	(2,744)
Natural Gas Futures	713	04/25	22,609	(1,372)
Natural Gas Futures	1,418	08/25	51,317	(162)
Nickel Futures	84	02/25	7,577	(477)
Nickel Futures	81	03/25	7,339	(351)
Nickel Futures	67	04/25	6,105	(175)
NY Harbor ULSD Futures	148	02/25	14,902	435
NY Harbor ULSD Futures	164	03/25	16,191	(598)
NY Harbor ULSD Futures	216	06/25	20,741	155
Palladium Futures	17	03/25	1,822	(82)
Phelix DE Base Futures	29	12/25	25,882	2,231
Platinum Futures	63	04/25	3,288	348
Platinum Futures	113	12/25	1,753	38
RBOB Gasoline Futures	311	02/25	26,892	957
RBOB Gasoline Futures	42	06/25	3,966	39
RBOB Gasoline Futures	7	08/25	637	(20)
Robusta Coffee 10-T Futures	63	03/25	3,602	105
SGX Iron Futures	1,003	03/25	10,602	181
Silver Futures	453	03/25	73,080	1,007
Silver Futures	75	07/25	12,321	731
Soybean Futures	850	03/25	44,285	2,688
Soybean Futures	218	05/25	11,527	60
Soybean Futures	675	07/25	36,188	1,684
Soybean Futures	159	08/25	8,485	593
Soybean Meal Futures	1,011	03/25	30,441	(30)
Soybean Meal Futures	774	05/25	23,963	(521)
Soybean Meal Futures	102	07/25	3,237	(82)
Soybean Meal Futures	94	09/25	3,004	98
Soybean Oil Futures	1,051	03/25	29,077	2,134

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Soybean Oil Futures	1,118	05/25	$31,206	$618
Soybean Oil Futures	124	07/25	3,474	433
Soybean Oil Futures	129	08/25	3,591	71
Sugar No. 11 Futures	2,789	02/25	60,443	(5,575)
Sugar No. 11 Futures	1,203	04/25	24,091	(2,406)
Sugar No. 11 Futures	418	06/25	8,212	(118)
UK Natural Gas Futures	75	02/25	3,763	220
Wheat Futures	824	03/25	23,051	481
Wheat Futures	660	05/25	18,884	(171)
Wheat Futures	103	07/25	3,009	117
WTI Crude Oil Futures	684	02/25	49,611	(162)
WTI Crude Oil Futures	255	03/25	18,355	(1,080)
WTI Crude Oil Futures	640	06/25	44,934	(796)
Zinc Futures	111	02/25	7,484	(831)
Zinc Futures	133	03/25	9,033	(1,162)
Zinc Futures	151	04/25	10,324	(480)
Total Long Futures Contracts				$ 29,439

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	293	02/25	$19,016	$190
Aluminum Futures	398	03/25	25,922	(336)
Aluminum Futures	81	04/25	5,253	15
Aluminum Futures	5	05/25	324	1
Cocoa Futures	2	07/25	211	(7)
Copper Futures	108	02/25	24,143	1,011
Copper Futures	98	03/25	22,022	166
Copper Futures	136	04/25	30,722	241
Corn Futures	294	05/25	7,247	(119)
Corn Futures	50	07/25	1,242	(75)
Cotton No. 2 Futures	66	03/25	2,174	56
Lead Futures	92	02/25	4,420	211
Lead Futures	115	03/25	5,553	319
Lead Futures	55	04/25	2,669	(5)
Lean Hogs Futures	56	06/25	2,307	(34)
LME Aluminum Futures	2,023	03/25	131,836	(1,225)
LME Aluminum Futures	669	05/25	43,448	(1,566)
LME Aluminum Futures	50	06/25	3,251	27
LME Aluminum Futures	2	07/25	130	—
LME Copper Futures	315	03/25	70,831	483
LME Lead Futures	545	03/25	26,358	340
LME Lead Futures	18	05/25	881	(2)
LME Lead Futures	5	06/25	246	1
LME Nickel Futures	286	03/25	25,932	754
LME Nickel Futures	31	05/25	2,839	9

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Nickel Futures	25	06/25	$2,300	$79
LME Zinc Futures	962	03/25	65,468	5,391
LME Zinc Futures	442	05/25	30,396	3,924
LME Zinc Futures	45	06/25	3,103	148
LME Zinc Futures	158	07/25	10,915	680
Natural Gas Futures	102	05/25	3,446	188
Natural Gas Futures	888	06/25	31,817	56
Nickel Futures	84	02/25	7,577	474
Nickel Futures	81	03/25	7,339	344
Nickel Futures	67	04/25	6,105	163
RBOB Gasoline Futures	152	03/25	14,589	460
Silver Futures	18	03/25	2,904	(144)
Soybean Meal Futures	97	05/25	3,003	(8)
Wheat Futures	17	05/25	486	(21)
WTI Crude Oil Futures	230	03/25	16,555	591
WTI Crude Oil Futures	171	06/25	12,006	(19)
Zinc Futures	111	02/25	7,484	838
Zinc Futures	133	03/25	9,033	1,158
Zinc Futures	151	04/25	10,324	492
Total Short Futures Contracts				$ 15,249
Total Futures Contracts				$ 44,688

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$70.00	03/26/2025	139	$10,414	$158	$177
Corn Futures Option	450.00	04/25/2025	525	12,941	145	131
Soybean Futures Option	1,000.00	04/25/2025	193	10,205	142	145
Crude Oil Futures Option	68.00	03/17/2025	130	9,357	158	175
Crude Oil Futures Option	66.00	04/16/2025	100	7,138	157	166
Total Put Purchased Options					$760	$794

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.141%	Pay	Macquarie MQCP338E Index[5]	02/28/2025	Monthly	$557,948	$—	$—	$—

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	$168,325	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/28/2025	Monthly	28,557	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	195,668	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/28/2025	Monthly	31,762	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of January 31, 2025 the investments in futures and options (as disclosed in the preceding Futures and Options Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $21,518 or 1% of net assets.

4	As of January 31, 2025, all or a portion of this security was restricted as collateral for futures contracts or OTC swaps. The restricted securities had an aggregate value of $38,504.
5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of January 31, 2025.

Commodity	Weight
Gold	36.5%
GasOil	9.4
Heating Oil	7.1
RBOB Gasoline	6.9
Soybean Oil	5.3
Sugar	5.1
Silver	4.1
Copper	4.0
Aluminum	3.9
Coffee	2.7
Soybeans	2.5
Cocoa	2.2
Brent Crude Oil	2.0
KC Wheat	2.0
Cotton	1.8
Emissions (California)	1.3
Lead	0.9
Soymeal	0.9
Zinc	0.9
Wheat	0.5

6	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of January 31, 2025.

Commodity	Weight
Gold	14.6%
Natural Gas	8.7
Brent Crude Oil	7.3
Crude Oil	6.3
Soybeans	6.1
Corn	5.8
Copper	5.3
Silver	4.6
Aluminum	4.1
Soybean Oil	3.6
Soybean Meal	3.5
Live Cattle	3.4
Coffee	3.3
Wheat	2.9
Gasoline	2.7
Sugar	2.6
Nickel	2.3
RBOB Gasoline	2.3
Lean Hogs	2.2
Zinc	2.1
Heating Oil	2.0
KC Wheat	1.9
Cotton	1.5
Lead	0.9

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

7	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of January 31, 2025.

Commodity	Weight
Crude Oil	22.2%
Corn	6.3
Soybeans	6.2
Gold	6.1
Aluminum	6.0
Live Cattle	6.0
Copper	5.9
Coffee	5.8
Natural Gas	5.7
Cocoa	5.3
Heating Oil	5.0
RBOB Gasoline	4.9
Sugar	4.9
Cotton	4.7
Lean Hogs	1.0
Nickel	1.0
Orange Juice	1.0
Silver	1.0
Wheat	1.0

MTN	Medium Term Note
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—1.4%
124,055	BWX Technologies, Inc.	$14,010
25,000	Hexcel Corp.	1,630
4,361	Huntington Ingalls Industries, Inc.	860
22,366	Moog, Inc. Class A	4,063
90,271	Redwire Corp. *	2,159
99,896	Rocket Lab USA, Inc. *	2,902
		25,624
AIR FREIGHT & LOGISTICS—0.1%
48,937	GXO Logistics, Inc. *	2,224
AUTOMOBILE COMPONENTS—1.1%
264,834	Adient PLC *	4,616
82,784	Gentex Corp.	2,146
29,373	Lear Corp.	2,764
92,037	Modine Manufacturing Co. *	9,337
		18,863
AUTOMOBILES—0.2%
28,689	Thor Industries, Inc.	2,950
BANKS—3.4%
75,651	Associated Banc-Corp.	1,902
88,519	Bank of NT Butterfield & Son Ltd. (Bermuda)	3,248
4,676	First Citizens BancShares, Inc. Class A	10,309
420,463	First Hawaiian, Inc.	11,613
141,057	First Interstate BancSystem, Inc. Class A	4,648
69,269	Home BancShares, Inc.	2,091
57,483	International Bancshares Corp.	3,788
74,723	Popular, Inc. (Puerto Rico)	7,692
24,709	Prosperity Bancshares, Inc.	1,977
14,800	Synovus Financial Corp.	835
9,133	WaFd, Inc.	271
21,933	Western Alliance Bancorp	1,927
77,795	Wintrust Financial Corp.	10,176
		60,477
BEVERAGES—0.3%
137,453	Vita Coco Co., Inc. *	5,146
BIOTECHNOLOGY—4.4%
261,326	89bio, Inc. *	2,509
81,344	Ascendis Pharma AS ADR (Denmark)*,1	10,628
948,892	Avid Bioservices, Inc. *	11,842
130,554	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	1,748
46,731	Cytokinetics, Inc. *	2,311
110,246	Exact Sciences Corp. *	6,179
71,807	Insmed, Inc. *	5,499
98,093	Kiniksa Pharmaceuticals International PLC *	1,923
62,313	LENZ Therapeutics, Inc.	1,591
59,074	Merus NV (Netherlands)*	2,419
1,001,388	MiMedx Group, Inc. *	8,712
92,086	MoonLake Immunotherapeutics *	4,235
14,161	Natera, Inc. *	2,505
25,121	Rhythm Pharmaceuticals, Inc. *	1,493
156,984	Rocket Pharmaceuticals, Inc. *	1,686
36,735	Soleno Therapeutics, Inc. *	1,845
57,354	Vaxcyte, Inc. *	5,066
10,375	Veracyte, Inc. *	472
129,283	Viking Therapeutics, Inc. *	4,234
54,270	Xenon Pharmaceuticals, Inc. (Canada)*	2,170
		79,067
BROADLINE RETAIL—0.3%
45,373	Etsy, Inc. *	2,492
18,673	Ollie’s Bargain Outlet Holdings, Inc. *	2,082
		4,574

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—0.7%
4,141	Carlisle Cos., Inc.	$1,613
29,597	CSW Industrials, Inc.	9,761
12,970	UFP Industries, Inc.	1,500
		12,874
CAPITAL MARKETS—3.9%
139,372	Artisan Partners Asset Management, Inc. Class A	6,229
611,714	Barings BDC, Inc.	6,191
398,887	Capital Southwest Corp.	8,979
26,233	Cohen & Steers, Inc.	2,325
39,526	Donnelley Financial Solutions, Inc. *	2,623
3,407	FactSet Research Systems, Inc.	1,616
15,677	Hamilton Lane, Inc. Class A	2,495
5,626	Morningstar, Inc.	1,849
39,240	Perella Weinberg Partners	1,013
41,200	Stifel Financial Corp.	4,773
293,871	StoneX Group, Inc. *	32,185
		70,278
CHEMICALS—3.1%
184,139	Ashland, Inc.	11,691
96,602	Avient Corp.	4,144
368,332	Axalta Coating Systems Ltd. *	13,238
18,257	Cabot Corp.	1,579
2,089,290	Ecovyst, Inc. *	16,213
103,337	Element Solutions, Inc.	2,667
156,044	Olin Corp.	4,571
9,013	Quaker Chemical Corp.	1,272
		55,375
COMMERCIAL SERVICES & SUPPLIES—1.6%
159,699	ACV Auctions, Inc. Class A*	3,379
640,920	BrightView Holdings, Inc. *	10,101
21,409	Brink’s Co.	1,998
59,240	Casella Waste Systems, Inc. Class A*	6,371
49,346	GFL Environmental, Inc.	2,128
18,559	MillerKnoll, Inc.	417
73,095	Quad/Graphics, Inc.	491
46,176	Tetra Tech, Inc.	1,699
8,535	UniFirst Corp.	1,829
		28,413
COMMUNICATIONS EQUIPMENT—1.1%
66,712	F5, Inc. *	19,831
CONSTRUCTION & ENGINEERING—2.4%
27,634	Ameresco, Inc. Class A*	625
196,650	Arcosa, Inc.	19,921
23,829	Comfort Systems USA, Inc.	10,407
112,880	Fluor Corp. *	5,442
23,167	Primoris Services Corp.	1,779
5,813	Valmont Industries, Inc.	1,928
87,915	WillScot Holdings Corp. *	3,258
		43,360
CONSTRUCTION MATERIALS—0.3%
51,242	Knife River Corp. *	5,308
CONSUMER FINANCE—0.4%
224,900	SLM Corp.	6,277
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
5,230	Casey’s General Stores, Inc.	2,206
83,557	PriceSmart, Inc.	7,601
142,338	Sprouts Farmers Market, Inc. *	22,538
		32,345

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—0.7%
434,530	Graphic Packaging Holding Co.	$11,919
DISTRIBUTORS—0.1%
5,028	Pool Corp.	1,731
DIVERSIFIED CONSUMER SERVICES—2.3%
167,966	Frontdoor, Inc. *	10,058
28,685	Grand Canyon Education, Inc. *	5,038
850,392	Laureate Education, Inc. *	15,919
376,929	Universal Technical Institute, Inc. *	10,339
		41,354
DIVERSIFIED REITS—0.2%
228,158	Alexander & Baldwin, Inc.	4,073
ELECTRIC UTILITIES—0.2%
95,691	OGE Energy Corp.	4,041
ELECTRICAL EQUIPMENT—1.3%
110,643	NEXTracker, Inc. Class A*	5,579
25,986	nVent Electric PLC	1,691
25,219	Regal Rexnord Corp.	4,003
378,758	Sensata Technologies Holding PLC	10,287
32,216	Vicor Corp. *	1,648
		23,208
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
18,165	Arrow Electronics, Inc. *	2,117
167,619	Avnet, Inc.	8,659
33,726	Belden, Inc.	3,928
31,024	Celestica, Inc. (Canada)*	3,830
40,344	Cognex Corp.	1,610
14,411	Fabrinet (Thailand)*	3,116
5,560	Littelfuse, Inc.	1,325
62,979	PAR Technology Corp. *	4,572
		29,157
ENERGY EQUIPMENT & SERVICES—2.1%
135,793	ChampionX Corp.	3,889
36,071	Expro Group Holdings NV *	455
581,446	NOV, Inc.	8,402
470,779	NPK International, Inc. *	3,258
1,012,063	Select Water Solutions, Inc.	12,651
154,112	Tidewater, Inc. *	8,493
		37,148
ENTERTAINMENT—2.7%
319,298	Atlanta Braves Holdings, Inc. Class C*	12,373
1,264,628	Lions Gate Entertainment Corp. Class A*	9,927
370,438	Lionsgate Studios Corp. (Canada)*	2,656
64,638	Madison Square Garden Sports Corp. *	14,212
2,175,352	Vivid Seats, Inc. Class A*	9,354
		48,522
FINANCIAL SERVICES—1.9%
57,725	Euronet Worldwide, Inc. *	5,686
174,253	Flywire Corp. *	3,368
71,621	HA Sustainable Infrastructure Capital, Inc.	2,006
10,722	Jack Henry & Associates, Inc.	1,867
151,083	Shift4 Payments, Inc. Class A*	18,107
18,508	WEX, Inc. *	3,404
		34,438
FOOD PRODUCTS—1.3%
37,428	Ingredion, Inc.	5,107
1,839,608	SunOpta, Inc. (Canada)*	13,484

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
101,552	Vital Farms, Inc. *	$4,456
		23,047
GAS UTILITIES—0.2%
46,448	Brookfield Infrastructure Corp. Class A (Canada)	1,938
14,357	Chesapeake Utilities Corp.	1,755
		3,693
GROUND TRANSPORTATION—1.2%
8,865	Landstar System, Inc.	1,460
95,921	RXO, Inc. *	2,460
9,780	Saia, Inc. *	4,696
198,770	U-Haul Holding Co.	12,868
		21,484
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
257,972	Envista Holdings Corp. *	5,294
26,057	Glaukos Corp. *	4,076
53,150	Haemonetics Corp. *	3,670
76,878	iRhythm Technologies, Inc. *	8,368
148,078	Lantheus Holdings, Inc. *	13,699
20,896	LeMaitre Vascular, Inc.	2,025
42,185	LivaNova PLC *	2,107
1,558,888	Neogen Corp. *	17,865
251,588	OrthoPediatrics Corp. *	6,038
113,920	Owlet, Inc. *	508
841,045	SI-BONE, Inc. *	14,096
46,965	Solventum Corp. *	3,478
8,342	STERIS PLC	1,841
		83,065
HEALTH CARE PROVIDERS & SERVICES—4.1%
90,772	Acadia Healthcare Co., Inc. *	4,095
474,722	AdaptHealth Corp. *	5,136
65,113	Addus HomeCare Corp. *	8,149
48,023	AMN Healthcare Services, Inc. *	1,322
3,188	Chemed Corp.	1,792
1,331,928	DocGo, Inc. *	6,513
72,627	Encompass Health Corp.	7,210
18,278	Ensign Group, Inc.	2,553
7,991	GeneDx Holdings Corp. *	598
198,007	Option Care Health, Inc. *	6,122
10,134	Quest Diagnostics, Inc.	1,653
415,000	RadNet, Inc. *	27,170
16,264	U.S. Physical Therapy, Inc.	1,443
		73,756
HEALTH CARE REITS—0.6%
416,643	Sila Realty Trust, Inc.	10,358
HEALTH CARE TECHNOLOGY—1.1%
630,960	Evolent Health, Inc. Class A*	6,594
410,079	HealthStream, Inc.	13,389
		19,983
HOTEL & RESORT REITS—0.3%
49,924	Ryman Hospitality Properties, Inc.	5,234
HOTELS, RESTAURANTS & LEISURE—3.6%
35,700	Brinker International, Inc. *	6,496
37,570	Churchill Downs, Inc.	4,643
4,035	Domino’s Pizza, Inc.	1,812
496,997	Genius Sports Ltd. (United Kingdom)*	4,389
54,663	International Game Technology PLC	930
66,847	Marriott Vacations Worldwide Corp.	5,800
292,958	Norwegian Cruise Line Holdings Ltd. *	8,305
597,942	Penn Entertainment, Inc. *	12,318

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
224,668	Sportradar Group AG Class A (Switzerland)*	$4,714
218,325	Sweetgreen, Inc. Class A*	7,187
18,200	Texas Roadhouse, Inc.	3,296
34,616	Travel & Leisure Co.	1,882
6,151	Wingstop, Inc.	1,832
		63,604
HOUSEHOLD DURABLES—3.0%
23,019	Cavco Industries, Inc. *	11,708
118,991	Champion Homes, Inc. *	10,987
220,325	Green Brick Partners, Inc. *	13,323
36,290	Mohawk Industries, Inc. *	4,438
117,403	SharkNinja, Inc. *	13,127
		53,583
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
6,965	Talen Energy Corp. *	1,544
INDUSTRIAL REITS—0.1%
29,884	Terreno Realty Corp.	1,955
INSURANCE—2.5%
84,395	Assured Guaranty Ltd.	7,984
67,634	Baldwin Insurance Group, Inc. *	2,770
31,608	CNO Financial Group, Inc.	1,262
5,839	Enstar Group Ltd. *	1,909
86,507	First American Financial Corp.	5,469
28,696	Global Indemnity Group LLC Class A	1,032
50,777	Horace Mann Educators Corp.	1,962
71,872	Kemper Corp.	4,828
4,827	Kinsale Capital Group, Inc.	2,133
135,386	Oscar Health, Inc. Class A*	2,247
43,243	Palomar Holdings, Inc. *	4,665
12,614	Primerica, Inc.	3,660
2,431	White Mountains Insurance Group Ltd.	4,698
		44,619
INTERACTIVE MEDIA & SERVICES—0.0%
18,772	Shutterstock, Inc.	554
IT SERVICES—1.3%
83,487	ASGN, Inc. *	7,364
255,183	Hackett Group, Inc.	7,880
85,153	Kyndryl Holdings, Inc. *	3,233
23,496	Wix.com Ltd. (Israel)*	5,613
		24,090
LEISURE PRODUCTS—0.9%
19,769	Brunswick Corp.	1,333
1,885,932	Topgolf Callaway Brands Corp. *	14,824
		16,157
LIFE SCIENCES TOOLS & SERVICES—0.3%
8,048	Bio-Rad Laboratories, Inc. Class A*	2,905
186,858	Quanterix Corp. *	1,717
		4,622
MACHINERY—4.4%
9,258	AGCO Corp.	967
46,696	Alamo Group, Inc.	8,665
12,155	Allison Transmission Holdings, Inc.	1,429
30,866	Atmus Filtration Technologies, Inc.	1,291
49,508	Blue Bird Corp. *	1,763
28,693	Chart Industries, Inc. *	6,071
235,125	Columbus McKinnon Corp.	8,563
355,801	Douglas Dynamics, Inc.	9,197
31,669	Greenbrier Cos., Inc.	2,098

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
1,637,321	Hillman Solutions Corp. *	$16,373
41,642	ITT, Inc.	6,289
63,722	Kornit Digital Ltd. (Israel)*	1,851
94,100	Mayville Engineering Co., Inc. *	1,492
21,706	Miller Industries, Inc.	1,432
6,365	Nordson Corp.	1,402
7,873	SPX Technologies, Inc. *	1,169
11,241	Standex International Corp.	2,054
17,257	Stanley Black & Decker, Inc.	1,520
67,014	Timken Co.	5,379
		79,005
MARINE TRANSPORTATION—0.6%
519,913	Global Ship Lease, Inc. Class A (United Kingdom)	11,220
MEDIA—1.6%
821,307	Magnite, Inc. *	14,126
474,738	National CineMedia, Inc. *	3,128
10,127	Nexstar Media Group, Inc.	1,552
1,265,915	Stagwell, Inc. *	7,899
96,920	TechTarget, Inc. *	1,651
		28,356
METALS & MINING—0.8%
64,131	Carpenter Technology Corp.	12,381
7,715	Reliance, Inc.	2,234
		14,615
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
487,227	Ellington Financial, Inc.	6,119
MULTI-UTILITIES—0.2%
54,396	Avista Corp.	1,992
15,802	Black Hills Corp.	928
		2,920
OFFICE REITS—0.2%
232,174	Easterly Government Properties, Inc.	2,637
OIL, GAS & CONSUMABLE FUELS—2.2%
32,387	APA Corp.	710
404,691	Baytex Energy Corp. (Canada)	971
151,266	Civitas Resources, Inc.	7,678
35,696	Crescent Energy Co. Class A	538
953,711	Kosmos Energy Ltd. (Ghana)*	3,033
35,003	Matador Resources Co.	2,030
38,675	Murphy Oil Corp.	1,030
198,053	NextDecade Corp. *	1,680
146,965	Northern Oil & Gas, Inc.	5,284
500,837	Par Pacific Holdings, Inc. *	8,374
172,833	Uranium Energy Corp. *	1,220
290,355	Vitesse Energy, Inc.	7,514
		40,062
PERSONAL CARE PRODUCTS—0.5%
60,191	elf Beauty, Inc. *	6,014
36,165	Herbalife Ltd. *	197
42,062	Oddity Tech Ltd. Class A (Israel)*	2,007
		8,218
PHARMACEUTICALS—0.9%
1,084,629	Elanco Animal Health, Inc. *	13,048
54,363	Perrigo Co. PLC	1,354
95,801	Pliant Therapeutics, Inc. *	1,030
168,186	SIGA Technologies, Inc.	1,006
		16,438

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—3.8%
14,010	Booz Allen Hamilton Holding Corp.	$1,807
6,678	Broadridge Financial Solutions, Inc.	1,591
31,756	Concentrix Corp.	1,660
1,127,196	Dun & Bradstreet Holdings, Inc.	13,865
244,987	Franklin Covey Co. *	9,287
95,676	Insperity, Inc.	7,177
9,383	Korn Ferry	664
47,562	ManpowerGroup, Inc.	2,864
45,470	Maximus, Inc.	3,423
17,274	Parsons Corp. *	1,369
102,090	Spire Global, Inc. *	1,751
17,281	TransUnion	1,715
18,675	TriNet Group, Inc.	1,744
615,602	Verra Mobility Corp. *	16,246
41,058	WNS Holdings Ltd. (India)*	2,515
		67,678
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
89,503	eXp World Holdings, Inc.	1,019
21,022	FirstService Corp. (Canada)	3,823
26,103	Jones Lang LaSalle, Inc. *	7,382
749,757	Kennedy-Wilson Holdings, Inc.	6,785
152,335	Marcus & Millichap, Inc.	5,813
499,007	Real Brokerage, Inc. (Canada)*	2,555
33,737	RMR Group, Inc. Class A	630
240,597	Seritage Growth Properties Class A*	900
		28,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
27,706	Astera Labs, Inc. *	2,810
94,048	Axcelis Technologies, Inc. *	6,395
35,053	FormFactor, Inc. *	1,404
3,415,886	indie Semiconductor, Inc. Class A (China)*	14,005
36,091	Kulicke & Soffa Industries, Inc. (Singapore)	1,601
21,563	Lattice Semiconductor Corp. *	1,229
115,507	MKS Instruments, Inc.	13,085
14,076	Onto Innovation, Inc. *	2,882
28,018	Power Integrations, Inc.	1,746
70,236	Rambus, Inc. *	4,328
92,395	Semtech Corp. *	6,187
14,063	Silicon Laboratories, Inc. *	1,907
91,043	Silicon Motion Technology Corp. ADR (Taiwan)[1]	4,972
375,927	Ultra Clean Holdings, Inc. *	13,860
8,812	Universal Display Corp.	1,321
		77,732
SOFTWARE—6.7%
802,368	A10 Networks, Inc.	15,734
116,242	ACI Worldwide, Inc. *	6,225
121,358	AvePoint, Inc. *	2,279
35,184	Bentley Systems, Inc. Class B	1,638
57,066	Braze, Inc. Class A*	2,624
157,671	Cellebrite DI Ltd. (Israel)*	3,790
102,262	Dynatrace, Inc. *	5,906

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
197,663	I3 Verticals, Inc. Class A*	$4,920
38,372	InterDigital, Inc.	7,021
249,669	Lightspeed Commerce, Inc. (Canada)*	3,603
1,019,333	NCR Voyix Corp. *	12,528
68,761	Onestream, Inc. *	2,048
3,150,831	Porch Group, Inc. *	14,021
79,001	Procore Technologies, Inc. *	6,285
314,905	Rapid7, Inc. *	12,130
101,385	Riot Platforms, Inc. *	1,204
81,396	Samsara, Inc. Class A*	4,192
286,670	Tenable Holdings, Inc. *	12,353
128,745	Weave Communications, Inc. *	2,101
		120,602
SPECIALIZED REITS—0.1%
31,242	CubeSmart	1,303
SPECIALTY RETAIL—1.6%
42,884	Abercrombie & Fitch Co. Class A*	5,120
661,556	Arhaus, Inc.	8,124
14,861	Boot Barn Holdings, Inc. *	2,390
6,948	Dick’s Sporting Goods, Inc.	1,668
6,461	Lithia Motors, Inc.	2,430
82,784	ODP Corp. *	1,871
56,093	Sonic Automotive, Inc. Class A	4,165
35,555	Urban Outfitters, Inc. *	1,970
		27,738
TEXTILES, APPAREL & LUXURY GOODS—0.7%
54,609	Birkenstock Holding PLC (Germany)*	3,230
41,701	Carter’s, Inc.	2,248
28,656	Skechers USA, Inc. Class A*	2,159
123,977	Steven Madden Ltd.	5,089
		12,726
TRADING COMPANIES & DISTRIBUTORS—2.8%
162,685	Air Lease Corp.	7,516
10,745	Applied Industrial Technologies, Inc.	2,794
138,443	BlueLinx Holdings, Inc. *	14,921
172,900	FTAI Aviation Ltd.	17,382
44,961	GMS, Inc. *	3,792
32,173	Rush Enterprises, Inc. Class A	1,955
10,908	WESCO International, Inc.	2,018
		50,378
TOTAL COMMON STOCKS (Cost $1,650,190)		1,756,579
TOTAL INVESTMENTS—98.1% (Cost $1,650,190)		1,756,579
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		33,973
TOTAL NET ASSETS—100%		$1,790,552

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—2.7%
2,643,812	Boeing Co. *	$466,686
1,605,681	General Electric Co.	326,868
		793,554
AUTOMOBILES—3.1%
2,232,977	Tesla, Inc. *	903,462
BIOTECHNOLOGY—1.5%
969,942	Vertex Pharmaceuticals, Inc. *	447,803
BROADLINE RETAIL—10.3%
11,674,110	Amazon.com, Inc. *	2,774,703
138,448	MercadoLibre, Inc. (Brazil)*	266,123
		3,040,826
CAPITAL MARKETS—2.0%
238,359	Goldman Sachs Group, Inc.	152,645
888,596	KKR & Co., Inc.	148,458
562,622	Moody’s Corp.	280,996
		582,099
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.5%
629,270	Costco Wholesale Corp.	616,609
4,334,469	Walmart, Inc.	425,472
		1,042,081
ELECTRIC UTILITIES—0.8%
785,819	Constellation Energy Corp.	235,730
ELECTRICAL EQUIPMENT—0.5%
1,374,433	Vertiv Holdings Co. Class A	160,836
ENTERTAINMENT—7.1%
1,293,939	Netflix, Inc. *	1,263,868
622,841	Spotify Technology SA *	341,659
4,414,911	Walt Disney Co.	499,150
		2,104,677
FINANCIAL SERVICES—5.0%
1,519,463	Mastercard, Inc. Class A	843,955
1,825,230	Visa, Inc. Class A	623,864
		1,467,819
GROUND TRANSPORTATION—1.4%
6,055,029	Uber Technologies, Inc. *	404,779
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
2,646,260	Dexcom, Inc. *	229,774
1,997,651	Edwards Lifesciences Corp. *	144,730
603,385	Intuitive Surgical, Inc. *	345,064
		719,568
HOTELS, RESTAURANTS & LEISURE—3.1%
1,959,807	Airbnb, Inc. Class A*	257,068
480,377	Cava Group, Inc. *	64,875
337,276	Flutter Entertainment PLC *	90,043
1,166,402	Hilton Worldwide Holdings, Inc.	298,680
1,930,723	Starbucks Corp.	207,900
		918,566

COMMON STOCKS—Continued
Shares		Value
INSURANCE—0.8%
960,921	Progressive Corp.	$236,809
INTERACTIVE MEDIA & SERVICES—11.8%
3,677,573	Alphabet, Inc. Class A	750,298
3,671,080	Alphabet, Inc. Class C	754,774
2,859,919	Meta Platforms, Inc. Class A	1,970,999
		3,476,071
IT SERVICES—0.9%
1,460,026	Snowflake, Inc. Class A*	265,009
MEDIA—1.1%
2,632,344	Trade Desk, Inc. Class A*	312,407
PHARMACEUTICALS—4.8%
3,100,235	AstraZeneca PLC ADR (United Kingdom)[1]	219,372
1,034,174	Eli Lilly & Co.	838,798
4,219,227	Novo Nordisk AS ADR (Denmark)[1]	356,314
		1,414,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.1%
1,256,191	Advanced Micro Devices, Inc. *	145,655
677,860	Analog Devices, Inc.	143,632
6,383,101	Broadcom, Inc.	1,412,389
20,538,126	NVIDIA Corp.	2,466,013
1,422,522	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	297,762
		4,465,451
SOFTWARE—13.3%
272,083	Adobe, Inc. *	119,023
278,902	AppLovin Corp. Class A*	103,079
1,434,026	Cadence Design Systems, Inc. *	426,795
1,103,331	Crowdstrike Holdings, Inc. Class A*	439,203
1,561,024	Datadog, Inc. Class A*	222,774
4,349,323	Microsoft Corp.	1,805,230
425,545	Palo Alto Networks, Inc. *	78,479
1,091,252	Salesforce, Inc.	372,881
365,145	ServiceNow, Inc. *	371,856
		3,939,320
SPECIALTY RETAIL—2.3%
2,441,659	Industria de Diseno Textil SA (Spain)	132,535
238,948	O’Reilly Automotive, Inc. *	309,299
1,853,315	TJX Cos., Inc.	231,275
		673,109
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
6,775,584	Apple, Inc.	1,599,038
TEXTILES, APPAREL & LUXURY GOODS—0.8%
882,294	adidas AG (Germany)	232,626
TOTAL COMMON STOCKS (Cost $11,137,420)		29,436,124
TOTAL INVESTMENTS—99.7% (Cost $11,137,420)		29,436,124
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		91,682
TOTAL NET ASSETS—100%		$29,527,806

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investments in adidas AG and Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Convertible Bonds—87.4%
Principal Amount		Value
AEROSPACE & DEFENSE—1.1%
$50	Rocket Lab USA, Inc. 4.250%—02/01/2029[1]	$287
AUTOMOBILES—1.7%
200	Lucid Group, Inc. 1.250%—12/15/2026[1]	162
	Rivian Automotive, Inc.
100	3.625%—10/15/2030	90
200	4.625%—03/15/2029	199
		289
		451
BIOTECHNOLOGY—5.7%
100	Alnylam Pharmaceuticals, Inc. 1.000%—09/15/2027	115
200	Bridgebio Pharma, Inc. 2.250%—02/01/2029	178
400	Guardant Health, Inc. 0.000%—11/15/2027[2]	354
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	303
100	Insmed, Inc. 0.750%—06/01/2028	240
100	Novavax, Inc. 5.000%—12/15/2027	104
200	Travere Therapeutics, Inc. 2.250%—03/01/2029	204
		1,498
CAPITAL MARKETS—1.3%
100	Core Scientific, Inc. 3.000%—09/01/2029[1]	139
200	New Mountain Finance Corp. 7.500%—10/15/2025	204
		343
COMMERCIAL SERVICES & SUPPLIES—2.7%
100	Affirm Holdings, Inc. 0.750%—12/15/2029[1]	98
200	Alarm.com Holdings, Inc. 0.000%—01/15/2026[2]	191
300	Block, Inc. 0.250%—11/01/2027	263
100	Shift4 Payments, Inc. 0.000%—12/15/2025[2]	153
		705
CONSTRUCTION & ENGINEERING—0.7%
100	Granite Construction, Inc. 3.750%—05/15/2028	197
CONSUMER FINANCE—1.4%
	Upstart Holdings, Inc.
200	1.000%—11/15/2030[1]	199
100	2.000%—10/01/2029[1]	163
		362
		362
DIVERSIFIED FINANCIAL SERVICES—0.4%
100	Encore Capital Group, Inc. 4.000%—03/15/2029	104

Convertible Bonds—Continued
Principal Amount		Value
DIVERSIFIED REITS—1.1%
$200	Welltower OP LLC 2.750%—05/15/2028[1]	$292
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
100	Applied Digital Corp. 2.750%—06/01/2030[1]	100
40	EchoStar Corp. 3.875%—11/30/2030	47
		147
ELECTRIC UTILITIES—6.9%
100	Alliant Energy Corp. 3.875%—03/15/2026	103
200	CMS Energy Corp. 3.375%—05/01/2028	207
200	Duke Energy Corp. 4.125%—04/15/2026	209
200	FirstEnergy Corp. 4.000%—05/01/2026	202
100	NextEra Energy Capital Holdings, Inc. 3.000%—03/01/2027[1]	116
100	NRG Energy, Inc. 2.750%—06/01/2048	250
100	Pinnacle West Capital Corp. 4.750%—06/15/2027[1]	106
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	106
	Southern Co.
200	3.875%—12/15/2025	211
300	4.500%—06/15/2027[1]	317
		528
		1,827
ELECTRICAL EQUIPMENT—0.9%
200	OSI Systems, Inc. 2.250%—08/01/2029[1]	240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
100	Itron, Inc. 0.000%—03/15/2026[2]	104
300	Lumentum Holdings, Inc. 0.500%—06/15/2028	297
100	PAR Technology Corp. 1.500%—10/15/2027	117
200	Parsons Corp. 2.625%—03/01/2029[1]	217
100	Varonis Systems, Inc. 1.250%—08/15/2025	150
		885
ENERGY EQUIPMENT & SERVICES—0.3%
100	Nabors Industries, Inc. 1.750%—06/15/2029	72
ENTERTAINMENT—2.6%
100	Cinemark Holdings, Inc. 4.500%—08/15/2025	201
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	348
100	Live Nation Entertainment, Inc. 3.125%—01/15/2029	148
		697

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.5%
$100	COPT Defense Properties LP 5.250%—09/15/2028[1]	$113
100	Digital Realty Trust LP 1.875%—11/15/2029[1]	101
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	106
300	Ventas Realty LP 3.750%—06/01/2026	348
		668
FINANCIAL SERVICES—3.2%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	176
	Coinbase Global, Inc.
100	0.250%—04/01/2030[1]	117
100	0.500%—06/01/2026	111
		228
200	EZCORP, Inc. 3.750%—12/15/2029[1]	257
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	182
		843
GAS UTILITIES—0.5%
100	UGI Corp. 5.000%—06/01/2028[1]	121
GROUND TRANSPORTATION—2.0%
200	Lyft, Inc. 0.625%—03/01/2029[1]	199
	Uber Technologies, Inc.
100	0.000%—12/15/2025[2]	104
200	0.875%—12/01/2028	233
		337
		536
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
100	Alphatec Holdings, Inc. 0.750%—08/01/2026	102
300	Dexcom, Inc. 0.250%—11/15/2025	292
100	Insulet Corp. 0.375%—09/01/2026	133
100	iRhythm Technologies, Inc. 1.500%—09/01/2029[1]	105
		632
HEALTH CARE PROVIDERS & SERVICES—4.4%
	Exact Sciences Corp.
200	0.375%—03/15/2027	188
100	1.750%—04/15/2031[1]	94
		282
300	Haemonetics Corp. 0.000%—03/01/2026[2]	285
300	Novocure Ltd. 0.000%—11/01/2025[2]	290

Convertible Bonds—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Omnicell, Inc.
$200	0.250%—09/15/2025	$193
100	1.000%—12/01/2029[1]	106
		299
		1,156
HOTELS, RESTAURANTS & LEISURE—3.7%
200	Carnival Corp. 5.750%—12/01/2027	440
100	Cheesecake Factory, Inc. 0.375%—06/15/2026	104
100	Freshpet, Inc. 3.000%—04/01/2028	237
200	Shake Shack, Inc. 0.000%—03/01/2028[2]	199
		980
HOUSEHOLD PRODUCTS—0.4%
100	Spectrum Brands, Inc. 3.375%—06/01/2029[1]	98
INTERACTIVE MEDIA & SERVICES—2.6%
	Snap, Inc.
200	0.000%—05/01/2027[2]	176
400	0.125%—03/01/2028	333
100	0.500%—05/01/2030[1]	88
		597
100	Upwork, Inc. 0.250%—08/15/2026	93
		690
INTERNET & CATALOG RETAIL—1.8%
100	Airbnb, Inc. 0.000%—03/15/2026[2]	95
	Okta, Inc.
200	0.125%—09/01/2025	195
200	0.375%—06/15/2026	187
		382
		477
IT SERVICES—1.2%
200	Akamai Technologies, Inc. 1.125%—02/15/2029	201
100	Alignment Healthcare, Inc. 4.250%—11/15/2029[1]	129
		330
LEISURE PRODUCTS—1.6%
100	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	99
	NCL Corp. Ltd.
200	1.125%—02/15/2027	218
100	2.500%—02/15/2027	110
		328
		427
MACHINERY—2.6%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	286

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
MACHINERY—Continued
$200	Bloom Energy Corp. 3.000%—06/01/2028	$294
100	JBT Marel Corp. 0.250%—05/15/2026	104
		684
MEDIA—1.2%
200	Cable One, Inc. 1.125%—03/15/2028	166
100	Liberty Media Corp. 2.375%—09/30/2053[1]	148
		314
METALS & MINING—0.5%
100	MP Materials Corp. 3.000%—03/01/2030[1]	128
MULTI-UTILITIES—0.4%
100	WEC Energy Group, Inc. 4.375%—06/01/2029[1]	111
OIL, GAS & CONSUMABLE FUELS—0.8%
100	Centrus Energy Corp. 2.250%—11/01/2030[1]	110
100	World Kinect Corp. 3.250%—07/01/2028	115
		225
PASSENGER AIRLINES—0.8%
	JetBlue Airways Corp.
100	0.500%—04/01/2026	94
100	2.500%—09/01/2029[1]	127
		221
		221
PHARMACEUTICALS—0.3%
100	Herbalife Ltd. 4.250%—06/15/2028	74
PROFESSIONAL SERVICES—0.4%
100	CSG Systems International, Inc. 3.875%—09/15/2028	106
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
100	MACOM Technology Solutions Holdings, Inc. 0.000%—12/15/2029[1,2]	102
100	Semtech Corp. 1.625%—11/01/2027	190
100	Wolfspeed, Inc. 0.250%—02/15/2028	46
		338
SOFTWARE—19.5%
100	Bandwidth, Inc. 0.500%—04/01/2028	80
	Bentley Systems, Inc.
100	0.125%—01/15/2026	98
100	0.375%—07/01/2027	91
		189
200	Bill Holdings, Inc. 0.000%—04/01/2030[1,2]	215

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
$100	BlackLine, Inc. 1.000%—06/01/2029[1]	$113
100	Box, Inc. 1.500%—09/15/2029[1]	100
100	Cleanspark, Inc. 0.000%—06/15/2030[1,2]	94
300	Cloudflare, Inc. 0.000%—08/15/2026[2]	309
100	Confluent, Inc. 0.000%—01/15/2027[2]	91
200	Datadog, Inc. 0.000%—12/01/2029[1,2]	197
100	Dayforce, Inc. 0.250%—03/15/2026	97
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	91
	Dropbox, Inc.
300	0.000%—03/01/2026[2]	307
100	0.000%—03/01/2028[2]	107
		414
300	Guidewire Software, Inc. 1.250%—11/01/2029[1]	326
	MARA Holdings, Inc.
100	0.000%—03/01/2030[1,2]	93
100	2.125%—09/01/2031[1]	117
		210
	MicroStrategy, Inc.
400	0.000%—12/01/2029[1,2]	349
100	0.625%—03/15/2030[1]	234
100	0.875%—03/15/2031[1]	163
200	2.250%—06/15/2032[1]	366
		1,112
100	Nutanix, Inc. 0.500%—12/15/2029[1]	104
200	Q2 Holdings, Inc. 0.750%—06/01/2026	240
300	Snowflake, Inc. 0.000%—10/01/2027[1,2]	394
200	Terawulf, Inc. 2.750%—02/01/2030[1]	183
100	Tyler Technologies, Inc. 0.250%—03/15/2026	126
200	Verint Systems, Inc. 0.250%—04/15/2026	190
100	Vertex, Inc. 0.750%—05/01/2029[1]	169
100	Workiva, Inc. 1.250%—08/15/2028	101
		5,145
SPECIALIZED REITS—0.4%
100	Uniti Group, Inc. 7.500%—12/01/2027[1]	116
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
100	Western Digital Corp. 3.000%—11/15/2028	141
WATER UTILITIES—0.8%
200	American Water Capital Corp. 3.625%—06/15/2026	199

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—0.9%
$100	InterDigital, Inc. 3.500%—06/01/2027	$238
Total Convertible Bonds (Cost $21,045)		$23,105

Convertible Preferred Stocks—9.7%
Shares
BANKS—2.9%
100	Bank of America Corp.—7.250%	122
550	Wells Fargo & Co.—7.500%	654
		776
CHEMICALS—0.3%
2,000	Albemarle Corp.—7.250%	81
DIVERSIFIED REITS—1.2%
12,400	RLJ Lodging Trust—1.950%	311
ELECTRIC UTILITIES—1.8%
8,200	NextEra Energy, Inc.—6.926%	340
3,240	PG&E Corp.*—6.000%	137
		477

Convertible Preferred Stocks—Continued
Shares		Value
FINANCIAL SERVICES—1.1%
706	AMG Capital Trust II—5.150%	$39
2,700	Apollo Global Management, Inc.—6.750%	240
		279
MACHINERY—0.4%
1,300	Chart Industries, Inc.—6.750%	101
OIL, GAS & CONSUMABLE FUELS—1.3%
7,200	El Paso Energy Capital Trust I—4.750%	352
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
3,119	Hewlett Packard Enterprise Co.—7.625%	191
Total Convertible Preferred Stocks (Cost $2,594)		2,568
TOTAL INVESTMENTS—97.1% (Cost $23,639)		25,673
CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		775
TOTAL NET ASSETS—100.0%		$26,448

FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $8,304 or 31% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—11.7%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 5.545% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,935
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	367
514	American Tower Trust I 5.490%—03/15/2053[1]	520
	AMSR Trust
704	Series 2020-SFR2 Cl. A 1.632%—07/17/2037[1]	696
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	764
		1,460
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 5.800% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,129
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,525
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,537
		4,062
	CIFC Funding Ltd.
277	Series 2015-3A Cl. AR 5.425% (3 Month USD Term SOFR + 1.132%) 04/19/2029[1,2]	278
1,630	Series 2022-1A Cl. A 5.623% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,634
237	Series 2018-3A Cl. A 5.655% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	238
1,548	Series 2024-3A Cl. A1 5.773% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	1,560
497	Series 2023-3A Cl. A 5.893% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	501
		4,211
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,294
	DB Master Finance LLC
2,299	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,186
1,865	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,816
		4,002
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	292
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,223
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.733% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,2]	3,000

Asset-Backed Securities—Continued
Principal Amount		Value
$3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.653% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,2]	$3,185
1,394	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,404
	FirstKey Homes Trust
333	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	326
354	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	338
		664
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,019
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,213
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	285
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,210
		1,495
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,757
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,128
		5,885
2,047	GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2017-1A Cl. A1R2 5.575% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,047
822	GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A Cl. A 6.043% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	826
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.672% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	5,363
	Home Partners of America Trust
236	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	208
227	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	223
		431
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,024
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	366

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	Navient Private Education Refi Loan Trust
$88	Series 2021-A Cl. A 0.840%—05/15/2069[1]	$80
200	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	180
		260
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,181
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,101
		4,282
	Palmer Square CLO Ltd.
1,105	Series 2024-1A Cl. A 5.802% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,114
3,427	Series 2022-4A Cl. A1R 5.911% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	3,440
360	Series 2020-3A Cl. A1R2 6.174% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	362
		4,916
117	Palmer Square Loan Funding Ltd. Series 2022-2A Cl. A1 5.572% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	118
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	232
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,144
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,873
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	529
		5,778
2,057	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,079
	Progress Residential Trust
1,083	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,038
5,933	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	5,478
		6,516
202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	201
	SBA Small Business Investment Cos.
4,063	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,050
1,483	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,500
6,429	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,583
		12,133
	SBA Tower Trust
500	1.631%—05/15/2051[1]	471
705	2.593%—10/15/2056[1]	587

Asset-Backed Securities—Continued
Principal Amount		Value
$6,531	4.831%—10/15/2029[1]	$6,394
1,578	6.599%—11/15/2052[1]	1,617
		9,069
4,727	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	4,778
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,287
162	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	155
	Subway Funding LLC
3,990	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	4,040
5,072	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	5,182
		9,222
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,402
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	547
		2,949
	Tricon Residential Trust
3,068	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	3,003
5,197	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,155
3,076	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	3,069
		11,227
	U.S. Small Business Administration
52	Series 2012-20C Cl. 1 2.510%—03/01/2032	48
89	Series 2017-20H Cl. 1 2.750%—08/01/2037	81
146	Series 2014-20K Cl. 1 2.800%—11/01/2034	135
149	Series 2015-20H Cl. 1 2.820%—08/01/2035	138
134	Series 2017-20J Cl. 1 2.850%—10/01/2037	123
162	Series 2018-20B Cl. 1 3.220%—02/01/2038	150
235	Series 2018-20G Cl. 1 3.540%—07/01/2038	223
279	Series 2023-25B Cl. 1 4.610%—02/01/2048	270
349	Series 2022-25L Cl. 1 4.710%—12/01/2047	342
997	Series 2023-25A Cl. 1 4.910%—01/01/2048	987
3,034	Series 2024-25C Cl. 1 4.970%—03/01/2049	3,031
6,205	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,181
1,219	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,219
3,892	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,925

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$1,022	Series 2022-25K Cl. 1 5.130%—11/01/2047	$1,027
2,532	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,552
1,799	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,827
4,392	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,494
502	Series 2023-25I Cl. 1 5.410%—09/01/2048	514
1,141	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,182
		28,449
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	231
1,234	Verizon Master Trust Series 2024-1 Cl. A1A 5.000%—12/20/2028	1,240
	Wendy’s Funding LLC
197	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	177
965	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	831
432	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	424
3,207	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,047
		4,479
Total Asset-Backed Securities (Cost $159,571)		160,786

Collateralized Mortgage Obligations—6.4%

709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	685
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	6,741
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	5,861
		12,602
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,851
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,585
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,623
		15,059
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	352
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,508
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	716
4,944	Series 2024-V6 Cl. A3 5.926%—03/15/2057	5,100
		8,676

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	$4,227
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	584
	BX Commercial Mortgage Trust
1,403	Series 2021-VOLT Cl. A 5.121% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,397
2,920	Series 2024-XL5 Cl. A 5.698% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	2,932
203	Series 2023-XL3 Cl. A 6.068% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	205
		4,534
2,699	BX Trust Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,715
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,634
4,105	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	4,088
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	373
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,232
		2,605
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
950	Series 2018-4 Cl. MA 3.500%—03/25/2058	902
144	Series 2019-2 Cl. MA 3.500%—08/26/2058	136
		1,038
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,217
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	532
93	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	79
	JP Morgan Mortgage Trust
1,952	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	1,965
2,252	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	2,267
		4,232
1,190	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Cl. A4 3.227%—10/15/2048	1,187
	Morgan Stanley Bank of America Merrill Lynch Trust
2,518	Series 2016-C29 Cl. A3 3.058%—05/15/2049	2,482

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,300	Series 2015-C22 Cl. A4 3.306%—04/15/2048	$2,291
214	Series 2015-C25 Cl. A4 3.372%—10/15/2048	212
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	594
		5,579
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,475
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,095
		5,570
42	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	36
2,305	Sequoia Mortgage Trust Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	2,318
332	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	320
419	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	414
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,839
380	Series 2015-C31 Cl. A4 3.695%—11/15/2048	376
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	3,983
		6,198
Total Collateralized Mortgage Obligations (Cost $87,774)		88,129

Corporate Bonds & Notes—29.7%

AEROSPACE & DEFENSE—0.6%
5,475	BAE Systems PLC 3.400%—04/15/2030[1]	5,067
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,015
235	Lockheed Martin Corp. 4.700%—05/15/2046	209
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,460
		8,751
AUTO COMPONENTS—0.3%
4,463	Aptiv Swiss Holdings Ltd. 3.250%—03/01/2032	3,882
AUTOMOBILES—1.6%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	620
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,619
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,054

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$971	4.300%—04/06/2029	$938
2,750	5.750%—02/08/2031	2,789
		4,781
	Hyundai Capital America
4,231	4.550%—09/26/2029[1]	4,126
1,203	5.300%—06/24/2029[1]	1,210
		5,336
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,712
3,338	4.750%—11/13/2028[1]	3,280
		5,992
		22,348
BANKS—5.1%
	Bank of America Corp.
8,962	2.572%—10/20/2032[3]	7,627
2,322	3.311%—04/22/2042[3]	1,751
		9,378
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[3]	3,953
	Barclays PLC
2,100	5.690%—03/12/2030[3]	2,134
2,335	6.490%—09/13/2029[3]	2,438
		4,572
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,422
	Citigroup, Inc.
171	3.400%—05/01/2026	168
2,359	3.520%—10/27/2028[3]	2,277
3,329	4.412%—03/31/2031[3]	3,214
3,874	4.542%—09/19/2030[3]	3,779
		9,438
212	HSBC Holdings PLC 7.390%—11/03/2028[3]	225
	ING Groep NV
2,460	5.335%—03/19/2030[3]	2,477
3,000	6.114%—09/11/2034[3]	3,115
		5,592
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[3]	6,202
250	4.493%—03/24/2031[3]	244
3,130	5.336%—01/23/2035[3]	3,124
		9,570
	Lloyds Banking Group PLC
5,003	5.087%—11/26/2028[3]	5,017
1,145	5.679%—01/05/2035[3]	1,149
		6,166
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[3]	2,436
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	421
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,223
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[3]	5,270

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
	U.S. Bancorp
$3,315	4.839%—02/01/2034[3]	$3,182
1,544	5.678%—01/23/2035[3]	1,560
		4,742
		70,408
CAPITAL MARKETS—2.8%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[3]	308
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	417
173	2.800%—09/30/2050[1]	105
856	3.500%—09/10/2049[1]	593
2,515	6.200%—04/22/2033[1]	2,653
		3,768
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,603
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	285
1,490	3.900%—01/25/2028	1,455
		1,740
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,462
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	52
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	155
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,473
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,3]	477
2,861	5.033%—01/15/2030[1,3]	2,851
1,695	6.255%—12/07/2034[1,3]	1,780
		5,108
3,710	Morgan Stanley 2.943%—01/21/2033[3]	3,200
	Morgan Stanley MTN
665	3.125%—07/27/2026	651
6,666	3.622%—04/01/2031[3]	6,225
		6,876
500	UBS Group AG 4.125%—04/15/2026[1]	497
		38,242
COMMERCIAL SERVICES & SUPPLIES—0.3%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,453
300	Moody’s Corp. 3.250%—05/20/2050	201
		3,654
CONTAINERS & PACKAGING—0.3%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,608
DIVERSIFIED FINANCIAL SERVICES—1.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	844

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$1,662	5.100%—01/19/2029	$1,665
6,300	6.450%—04/15/2027	6,497
		9,006
	Air Lease Corp.
2,905	1.875%—08/15/2026	2,779
875	3.250%—03/01/2025	874
		3,653
2,650	Air Lease Corp. MTN 5.200%—07/15/2031	2,633
2,235	Aviation Capital Group LLC 6.375%—07/15/2030[1]	2,337
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,598
	Capital One Financial Corp.
435	4.927%—05/10/2028[3]	435
813	5.468%—02/01/2029[3]	823
4,397	6.051%—02/01/2035[3]	4,496
		5,754
		24,981
DIVERSIFIED REITS—0.4%
533	Federal Realty OP LP 1.250%—02/15/2026	515
	Healthpeak OP LLC
3,410	1.350%—02/01/2027	3,191
1,475	3.250%—07/15/2026	1,445
		4,636
		5,151
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
240	AT&T, Inc. 2.300%—06/01/2027	227
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,361
162	4.500%—08/10/2033	154
		4,515
		4,742
ELECTRIC UTILITIES—3.0%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,905
275	6.125%—04/01/2036	289
		6,194
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,754
	Dominion Energy, Inc.
785	3.375%—04/01/2030	723
1,150	5.250%—08/01/2033	1,136
		1,859
	DTE Energy Co.
2,306	4.875%—06/01/2028	2,305
2,769	5.850%—06/01/2034	2,832
		5,137
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,708

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Eversource Energy
$1,080	2.900%—03/01/2027	$1,040
5,295	5.450%—03/01/2028	5,373
		6,413
	Exelon Corp.
5,615	4.450%—04/15/2046	4,669
62	4.700%—04/15/2050	52
243	5.100%—06/15/2045	220
		4,941
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,413
	Northern States Power Co.
158	4.500%—06/01/2052	133
4,085	6.250%—06/01/2036	4,448
		4,581
308	Southern Co. 4.250%—07/01/2036	276
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,401
		41,677
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
	Alexandria Real Estate Equities, Inc.
4,565	2.000%—05/18/2032	3,657
266	4.700%—07/01/2030	260
115	4.750%—04/15/2035	108
		4,025
2,645	Simon Property Group LP 5.500%—03/08/2033	2,681
		6,706
FINANCIAL SERVICES—0.7%
	American Express Co.
322	5.043%—05/01/2034[3]	318
2,120	5.098%—02/16/2028[3]	2,135
		2,453
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	149
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[3]	1,136
2,571	5.354%—12/02/2028[3]	2,608
3,095	5.676%—01/22/2035[3]	3,145
163	6.875%—10/20/2034[3]	179
		7,068
		9,670
HEALTH CARE PROVIDERS & SERVICES—0.7%
853	Cigna Group 3.400%—03/01/2027	832
	CVS Pass-Through Trust
148	5.773%—01/10/2033[1]	147
56	5.880%—01/10/2028	56
771	8.353%—07/10/2031[1]	831
		1,034
425	Elevance Health, Inc. 4.750%—02/15/2033	410

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Health Care Service Corp. A Mutual Legal Reserve Co.
$2,700	2.200%—06/01/2030[1]	$2,349
4,642	5.200%—06/15/2029[1]	4,675
		7,024
590	PeaceHealth Obligated Group 1.375%—11/15/2025	573
		9,873
INSURANCE—1.9%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	402
3,680	5.375%—04/05/2034[1]	3,674
		4,076
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,599
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	321
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,439
2,555	5.500%—01/08/2029[1]	2,583
		5,022
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	519
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	768
160	5.672%—12/01/2052[1]	154
		922
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,664
3,495	4.850%—01/08/2029[1]	3,496
		6,160
1,445	Peachtree Corners Funding Trust 3.976%—02/15/2025[1]	1,444
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,250
		26,313
INTERACTIVE MEDIA & SERVICES—0.3%
4,410	Uber Technologies, Inc. 4.300%—01/15/2030	4,286
INTERNET & CATALOG RETAIL—0.1%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,906
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,532
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	5,857
MEDIA—0.9%
6,469	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	6,501

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
$360	Comcast Corp. 2.350%—01/15/2027	$345
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	331
1,495	3.350%—09/15/2026[1]	1,463
3,795	5.700%—06/15/2033[1]	3,768
		5,562
		12,408
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
429	3.594%—06/01/2032	414
259	4.022%—06/01/2033	251
183	4.722%—06/01/2039	175
		840
OIL, GAS & CONSUMABLE FUELS—2.1%
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,046
3,880	Diamondback Energy, Inc. 5.150%—01/30/2030	3,895
4,138	Energy Transfer LP 5.750%—02/15/2033	4,186
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,714
474	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	267
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,422
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	191
4,779	4.950%—09/15/2034	4,599
		4,790
		28,320
PASSENGER AIRLINES—0.1%
229	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	224
287	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	279
	United Airlines Pass-Through Trust
179	3.100%—01/07/2030	170
706	4.000%—10/11/2027	697
		867
		1,370
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	518
4,100	5.250%—06/05/2034	4,057
1,100	5.750%—04/01/2033	1,136
		5,711
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,068
190	6.125%—09/15/2115	194
		1,262
155	Norfolk Southern Corp. 4.837%—10/01/2041	141

Corporate Bonds & Notes—Continued
Principal Amount		Value
ROAD & RAIL—Continued
$4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	$4,777
		6,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,450
1,042	4.110%—09/15/2028	1,019
		4,469
5,393	Foundry JV Holdco LLC 6.250%—01/25/2035[1]	5,503
	NXP BV/NXP Funding LLC/NXP USA, Inc.
595	2.700%—05/01/2025	592
1,230	3.150%—05/01/2027	1,188
3,185	4.300%—06/18/2029	3,098
		4,878
		14,850
SOFTWARE—1.0%
6,250	AppLovin Corp. 5.125%—12/01/2029	6,246
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,225
	Oracle Corp.
340	1.650%—03/25/2026	329
2,681	3.950%—03/25/2051	1,976
3,317	5.250%—02/03/2032	3,312
		5,617
		13,088
SPECIALTY RETAIL—0.7%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	57
199	5.000%—04/15/2040	187
697	5.625%—04/15/2053	670
		914
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,352
		10,266
TRADING COMPANIES & DISTRIBUTORS—0.6%
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,187
3,999	GATX Corp. 6.050%—06/05/2054	4,084
		8,271
WIRELESS TELECOMMUNICATION SERVICES—0.9%
	Rogers Communications, Inc.
3,260	3.200%—03/15/2027	3,155
2,441	3.800%—03/15/2032	2,190
257	5.450%—10/01/2043	240
		5,585

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
	T-Mobile USA, Inc.
$3,131	5.050%—07/15/2033	$3,068
3,238	5.150%—04/15/2034	3,184
		6,252
		11,837
Total Corporate Bonds & Notes (Cost $409,109)		407,728

Mortgage Pass-Through—25.4%

	Federal Home Loan Mortgage Corp.
198	2.000%—06/01/2050	159
47,350	2.500%—08/01/2035-05/01/2052	39,987
25,903	3.000%—01/01/2033-08/01/2050	22,825
11,248	3.500%—09/01/2033-04/01/2050	10,491
21,488	4.000%—12/01/2037-07/01/2049	19,954
16,613	4.500%—10/01/2048-05/01/2053	15,869
11,795	5.000%—11/01/2049-11/01/2053	11,537
26,251	5.500%—12/01/2052-03/01/2054	26,261
93	6.830% (USD IBOR Consumer Cash Fallback 12-month + 1.594%) 06/01/2047[2]	96
		147,179
	Federal National Mortgage Association
8,485	2.000%—08/01/2050-02/01/2052	6,714
51,807	2.500%—01/01/2032-04/01/2052	43,537
23,096	3.000%—02/01/2034-12/01/2051	20,338
19,267	3.500%—05/01/2035-05/01/2052	17,605
22,921	4.000%—03/01/2038-07/01/2052	21,279
18,440	4.500%—05/01/2046-10/01/2052	17,613
23,274	5.000%—06/01/2050-06/01/2054	22,704
8,073	5.500%—11/01/2052-10/01/2053	8,038
105	7.134% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.314%) 12/01/2036[2]	109
		157,937
3,069	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	3,073
	Government National Mortgage Association
7,895	2.000%—02/20/2052	6,330
16,933	2.500%—01/20/2051-09/20/2051	14,175
7,602	3.500%—05/20/2052	6,827
7,706	4.000%—09/20/2041-08/20/2052	7,109
712	4.500%—01/15/2042-08/20/2047	685
		35,126
	Government National Mortgage Association REMICS
3,292	Series 2012-140 Cl. JD 1.750%—01/20/2041	3,119
2,308	Series 2013-70 Cl. AE 1.750%—11/20/2040	2,185
		5,304
Total Mortgage Pass-Through (Cost $355,116)		348,619

Municipal Bonds—0.5%
Principal Amount		Value
$495	Empire State Development Corp. 5.770%—03/15/2039	$501
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	146
83	Michigan State University 4.165%—08/15/2122	61
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,435
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	414
510	Sales Tax Securitization Corp. 4.637%—01/01/2040	482
300	State of California 7.500%—04/01/2034	342
2,162	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,175
Total Municipal Bonds (Cost $6,767)		6,556

U.S. Government Obligations—24.9%

	U.S. Treasury Bonds
83,482	4.250%—02/15/2054-08/15/2054	76,085
29,174	4.375%—08/15/2043	27,544
69,828	4.500%—02/15/2044	66,825
23,254	4.625%—05/15/2044	22,605
		193,059
7,394	U.S. Treasury Inflation-Indexed Notes[5] 0.125%—01/15/2030	6,801
	U.S. Treasury Notes
33,989	3.750%—08/15/2027	33,607
26,410	4.000%—07/31/2029-02/15/2034	25,874
46,764	4.125%—11/15/2027-11/30/2029	46,467
18,120	4.250%—01/31/2026-11/15/2034	17,891
8,539	4.625%—11/15/2026	8,598
8,743	4.875%—04/30/2026	8,811
		141,248
Total U.S. Government Obligations (Cost $349,956)		341,108
TOTAL INVESTMENTS—98.6% (Cost $1,368,293)		1,352,926
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		19,181
TOTAL NET ASSETS—100.0%		$1,372,107

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $253,371 or 18% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
5
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.3%
Principal Amount		Value
$3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$3,416
478	AMMC CLO XII Ltd. Series 2013-12A Cl. AR2 5.733% (3 Month USD Term SOFR + 1.212%) 11/10/2030[1,2]	479
	AMSR Trust
3,072	Series 2024-SFR2 Cl. A 4.150%—11/17/2041[1]	2,955
5,305	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,3]	5,153
		8,108
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.740% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,2]	2,966
2,626	ARES LII CLO Ltd. Series 2019-52A Cl. A1R 5.602% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	2,629
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	4,984
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 5.893% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	6,019
2,217	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,018
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,423
6,995	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,678
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.772% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,2]	3,435
2,853	GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2017-1A Cl. A1R2 5.575% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,853
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.743% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,2]	2,894
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.672% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	4,945
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.660% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,2]	3,004
1,348	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	1,327
140	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 5.475% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	154

Asset-Backed Securities—Continued
Principal Amount		Value
$592	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.337%—05/25/2035[3]	$375
2,590	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 4.605% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,285
4,583	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	4,557
	Palmer Square CLO Ltd.
2,300	Series 2022-4A Cl. A1R 5.911% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	2,309
2,790	Series 2020-3A Cl. A1R2 6.174% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	2,806
		5,115
603	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 5.364% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	604
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,887
	Planet Fitness Master Issuer LLC
4,257	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,110
796	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	739
1,973	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,994
		6,843
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,205
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,110
3,369	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	3,059
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,757
2,567	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,594
	Subway Funding LLC
3,623	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,597
2,905	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,941
		6,538
6,878	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,468
5,172	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,178
	U.S. Small Business Administration
4,722	Series 2023-25E Cl. 1 4.620%—05/01/2048	4,611

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$4,620	Series 2023-25F Cl. 1 4.930%—06/01/2048	$4,599
4,776	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,817
2,289	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,308
2,757	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,857
380	Series 2009-20A Cl. 1 5.720%—01/01/2029	381
1,813	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,887
598	Series 2008-20H Cl. 1 6.020%—08/01/2028	605
		22,065
861	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	866
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,463
6,752	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,062
Total Asset-Backed Securities (Cost $154,633)		154,363

Collateralized Mortgage Obligations—9.5%

2,986	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,3]	2,726
322	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 5.550% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	320
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,170
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[2]	5,206
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,586
99	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.473%—03/26/2037[1,3]	98
	Bear Stearns ARM Trust
6	Series 2000-2 Cl. A1 5.059%—11/25/2030[2]	6
115	Series 2004-1 Cl. 12A5 5.213%—04/25/2034[2]	102
		108
3,600	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	3,804
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	4,999

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$1,429	Series 2021-VOLT Cl. A 5.121% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	$1,422
2,584	Series 2022-LP2 Cl. A 5.319% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,2]	2,582
		4,004
	BX Trust
4,087	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	4,112
4,536	Series 2024-VLT4 Cl. A 5.798% (1 Month USD Term SOFR + 1.491%) 07/15/2029[1,2]	4,565
5,219	Series 2024-BIO Cl. A 5.948% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	5,235
		13,912
5,819	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	5,795
	Countrywide Alternative Loan Trust
1,461	Series 2006-6CB Cl. 1A2 4.825% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,132
1,155	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	753
		1,885
20	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 5.025% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	20
182	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	128
1,694	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	1,640
2,279	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.725% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	2,084
705	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.666% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	601
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	1,735
644	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,2]	641
106	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.645%—02/25/2036[2]	100
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
956	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	953

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$3,769	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	$3,793
2,515	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.825% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,150
169	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.585%—05/25/2035[2]	128
1	IndyMac ARM Trust Series 2001-H2 Cl. A2 6.636%—01/25/2032[2]	1
2,221	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	2,263
	JP Morgan Mortgage Trust
2,457	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	2,251
6,102	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,2]	5,648
813	Series 2006-A6 Cl. 1A4L 4.626%—10/25/2036[2]	589
9	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	9
3,590	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	3,576
		12,073
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.196% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	4,735
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	142
1,662	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,593
1,503	OBX Trust Series 2018-1 Cl. A2 5.075% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,475
841	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.765% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	819
	Sequoia Mortgage Trust
4,083	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	3,998
3,595	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	3,504
		7,502
164	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.820%—01/25/2037[2]	104
23	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.355%—04/25/2035[2]	23
3,569	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	3,431

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,307	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	$2,218
	WaMu Mortgage Pass-Through Certificates Trust
1,291	Series 2006-AR8 Cl. 1A4 4.870%—08/25/2046[2]	1,166
55	Series 2005-AR13 Cl. A1A1 5.005% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	54
		1,220
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,933
Total Collateralized Mortgage Obligations (Cost $111,726)		110,118

Corporate Bonds & Notes—29.3%

AUTO COMPONENTS—0.6%
5,000	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	3,584
3,280	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	3,308
		6,892
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,724
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,404
		6,128
BANKS—2.1%
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,795
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,130
2,850	HSBC Holdings PLC 7.390%—11/03/2028[4]	3,019
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,072
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,797
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,127
2,592	7.161%—10/30/2029[4]	2,776
		5,903
		24,716
CAPITAL MARKETS—4.2%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,087
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,949
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,219
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029[1]	501
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,322
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,702

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	$3,057
	HPS Corporate Lending Fund
1,301	5.450%—01/14/2028[1]	1,297
4,212	6.750%—01/30/2029[1]	4,345
		5,642
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,130
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,957
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,616
1,893	Oaktree Strategic Credit Fund 8.400%—11/14/2028	2,048
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	1,981
3,000	6.500%—03/11/2029	3,071
		5,052
		49,282
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,938
	Triton Container International Ltd.
3,519	2.050%—04/15/2026[1]	3,385
1,350	3.150%—06/15/2031[1]	1,156
		4,541
		9,479
CONSTRUCTION MATERIALS—0.3%
3,784	Standard Industries, Inc. 4.375%—07/15/2030[1]	3,517
CONSUMER FINANCE—0.2%
2,240	SLM Corp. 6.500%—01/31/2030	2,262
DIVERSIFIED FINANCIAL SERVICES—3.8%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,211
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,796
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	667
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,773
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,280
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,625
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,887
4,000	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	3,827
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,147
	Jane Street Group/JSG Finance, Inc.
1,567	6.125%—11/01/2032[1]	1,560
3,842	7.125%—04/30/2031[1]	3,974
		5,534

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$3,664	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	$3,607
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,148
		44,502
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	1,982
ELECTRIC UTILITIES—1.8%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,655
1,647	4.750%—06/01/2050[4]	1,564
		5,219
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,404
2,830	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	2,930
	Exelon Corp.
3,100	4.050%—04/15/2030	2,962
1,500	5.625%—06/15/2035	1,507
		4,469
916	National Rural Utilities Cooperative Finance Corp. 7.459% (3 Month USD Term SOFR + 3.172%) 04/30/2043[2]	917
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,899
		20,838
ENTERTAINMENT—0.8%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,909
5,743	Warnermedia Holdings, Inc. 4.279%—03/15/2032	5,073
		8,982
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
1,400	Agree LP 2.900%—10/01/2030	1,246
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,895
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,266
	EPR Properties
4,005	4.500%—06/01/2027	3,935
1,165	4.750%—12/15/2026	1,155
600	4.950%—04/15/2028	593
		5,683
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,215
3,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	3,090
4,700	Realty Income Corp. 3.400%—01/15/2030	4,369
1,947	VICI Properties LP 5.750%—04/01/2034	1,956
		27,720

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—1.1%
$3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	$3,329
982	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	1,013
5,720	Navient Corp. 4.875%—03/15/2028	5,482
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,119
		12,943
HEALTH CARE PROVIDERS & SERVICES—0.8%
	CVS Pass-Through Trust
299	6.943%—01/10/2030	305
3,756	7.507%—01/10/2032[1]	3,926
		4,231
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,621
		8,852
INDUSTRIAL CONGLOMERATES—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,488
3,800	Textron, Inc. 2.450%—03/15/2031	3,252
		7,740
INSURANCE—1.1%
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	6,925
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,530
		12,455
IT SERVICES—0.2%
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,447
MEDIA—0.5%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,347
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 5.625%—04/01/2030[1]	5,348
OIL, GAS & CONSUMABLE FUELS—1.8%
3,209	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,296
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,064
2,813	HF Sinclair Corp. 5.750%—01/15/2031	2,817
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,296
4,093	Parkland Corp. 4.625%—05/01/2030[1]	3,812
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	3,104
		20,389

Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—0.4%
$2,802	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	$2,597
1,248	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,207
1,017	United Airlines Pass-Through Trust 2.700%—11/01/2033	904
		4,708
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,089
PROFESSIONAL SERVICES—0.1%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,563
ROAD & RAIL—0.6%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,929
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,130
		7,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
3,827	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	3,912
1,230	KLA Corp. 5.650%—11/01/2034	1,267
4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	4,549
		9,728
SOFTWARE—0.7%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,208
3,500	Oracle Corp. 3.600%—04/01/2040	2,732
3,600	VMware LLC 4.650%—05/15/2027	3,592
		8,532
SPECIALTY RETAIL—1.2%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	1,984
	Group 1 Automotive, Inc.
2,900	4.000%—08/15/2028[1]	2,754
693	6.375%—01/15/2030[1]	706
		3,460
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,745
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,478
2,230	Wayfair LLC 7.250%—10/31/2029[1]	2,281
		13,948
TRADING COMPANIES & DISTRIBUTORS—0.7%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,614

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
$3,875	LKQ Corp. 5.750%—06/15/2028	$3,947
		8,561
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,118	American Tower Corp. 3.650%—03/15/2027	1,093
Total Corporate Bonds & Notes (Cost $346,081)		340,102

Mortgage Pass-Through—27.2%

	Federal Home Loan Mortgage Corp.
38,825	2.500%—07/01/2050-05/01/2052	32,029
15,840	3.000%—02/01/2033-12/01/2046	14,690
5,472	3.500%—01/01/2026-06/01/2048	4,936
10,684	4.000%—03/01/2025-11/01/2048	9,915
4,377	4.500%—12/01/2040-01/01/2049	4,196
3,650	5.000%—05/01/2054	3,563
21,158	5.500%—02/01/2038-08/01/2054	21,091
1,095	6.000%—01/01/2029-05/01/2040	1,136
3	6.980% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	3
		91,559
	Federal Home Loan Mortgage Corp. REMICS
8,480	Series 5462 2.000%—05/25/2037	598
3,097	Series 4628 Cl. CI 3.000%—05/15/2035	241
3,732	Series 4118 4.000%—10/15/2042	583
—	Series 2266 Cl. F 4.971% (30 Day USD Average SOFR + 0.564%) 11/15/2030[2]	—
1,020	Series 4989 Cl. FA 5.147% (30 Day USD Average SOFR + 0.464%) 08/15/2040[2]	1,007
957	Series 4989 Cl. FB 5.147% (30 Day USD Average SOFR + 0.464%) 10/15/2040[2]	945
		3,374
	Federal Home Loan Mortgage Corp. STRIPS
10,408	Series 414 Cl. C1 1.500%—03/25/2037	563
14,787	Series 400 Cl. C14 2.000%—07/25/2037	1,070
3,550	Series 304 Cl. C45 3.000%—12/15/2027	86
		1,719
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6	Series E3 Cl. A 4.692%—08/15/2032[2]	6
36	Series T-63 Cl. 1A1 5.946% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[2]	35
		41
	Federal National Mortgage Association
3,483	2.000%—02/01/2051	2,734

Mortgage Pass-Through—Continued
Principal Amount		Value
$41,743	2.500%—04/01/2035-04/01/2052	$35,818
28,070	3.000%—11/01/2025-12/01/2050	24,567
22,040	3.500%—12/01/2025-01/01/2051	19,840
33,349	4.000%—10/01/2025-07/01/2051	31,169
25,857	4.500%—02/01/2025-12/01/2050	24,747
13,147	5.000%—10/01/2031-05/01/2054	12,840
11,850	5.500%—03/01/2027-10/01/2053	11,889
2,533	6.000%—06/01/2027-06/01/2040	2,609
35	6.226% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	35
13	7.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	13
225	7.536% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	226
147	7.564% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	151
		166,638
	Federal National Mortgage Association Interest STRIPS
15,242	Series 435 Cl. C1 1.500%—03/25/2037	825
12,249	Series 427 Cl. C56 2.000%—03/25/2036	862
4,568	Series 407 Cl. 7 5.000%—03/25/2041	968
		2,655
	Federal National Mortgage Association REMICS
4,261	Series 2021-67 Cl. AI 0.130%—10/25/2051[2]	150
16,970	Series 2020-81 Cl. AI 1.500%—11/25/2035	908
7,116	Series 2017-70 Cl. AS 1.787%—09/25/2057[2]	375
4,152	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,868
2,349	Series 2016-102 Cl. JI 3.500%—02/25/2046	111
5,562	Series 2020-27 Cl. IM 3.500%—05/25/2035	439
5,951	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,221
2,835	Series 2020-91 Cl. KI 4.000%—11/25/2043	406
142	Series 2003-25 Cl. KP 5.000%—04/25/2033	139
1,994	Series 2015-30 Cl. EI 5.000%—05/25/2045	288
1,360	Series 2016-33 Cl. NI 5.000%—07/25/2034	199
3,424	Series 2018-36 5.000%—06/25/2048	524
6,927	Series 2019-49 Cl. IA 5.000%—05/25/2047	1,058
1,120	Series 2015-38 Cl. DF 5.107% (30 Day USD Average SOFR + 0.424%) 06/25/2055[2]	1,107
1,624	Series 2011-59 Cl. YI 6.000%—07/25/2041	262
15	Series 2006-5 Cl. 3A2 6.711%—05/25/2035[2]	15
		11,070

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$75	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.746%—12/25/2042[2]	$74
	Government National Mortgage Association
6,699	2.000%—02/20/2052	5,372
6,604	2.500%—09/20/2051	5,529
494	3.000%—11/15/2049	432
18	3.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025-11/20/2029[2]	18
8,366	4.000%—09/15/2049-08/20/2052	7,776
—	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025[2]	—
1,009	4.500%—02/20/2049	968
80	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027-02/20/2032[2]	80
14,943	5.000%—08/15/2033-06/15/2050	14,732
		34,907
	Government National Mortgage Association REMICS
12,644	Series 2018-148 Cl. GS 1.680%—02/16/2046[2]	1,105
2,748	Series 2010-47 Cl. SK 2.187% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	93
2,784	Series 2007-41 Cl. SM 2.287% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	240
3,912	Series 2020-4 Cl. DI 4.000%—03/20/2041	534
3,599	Series 2014-2 Cl. IC 5.000%—01/16/2044	658
506	Series 2015-180 Cl. CI 5.000%—12/16/2045	76
593	Series 2017-163 Cl. IE 5.500%—02/20/2039	101
269	Series 2016-136 Cl. IA 6.000%—10/20/2038	33
		2,840
Total Mortgage Pass-Through (Cost $341,163)		314,877

U.S. Government Obligations—19.5%
Principal Amount		Value
	U.S. Treasury Bonds
$60,625	1.750%—08/15/2041	$39,508
26,383	2.000%—08/15/2051	15,102
9,447	2.250%—02/15/2052	5,733
7,730	2.375%—02/15/2042	5,531
7,428	3.000%—08/15/2052	5,332
13,873	3.375%—08/15/2042	11,502
16,561	3.625%—05/15/2053	13,477
13,772	3.875%—05/15/2043	12,166
8,726	4.125%—08/15/2053	7,774
25,014	4.250%—02/15/2054-08/15/2054	22,806
12,678	4.500%—02/15/2044	12,133
24,183	4.625%—05/15/2044	23,509
		174,573
	U.S. Treasury Notes
12,655	3.875%—08/15/2034	12,009
19,964	4.000%—07/31/2029-02/15/2034	19,529
9,353	4.125%—11/30/2029	9,273
11,236	4.250%—11/15/2034	10,975
		51,786
Total U.S. Government Obligations (Cost $267,315)		226,359
TOTAL INVESTMENTS—98.8% (Cost $1,220,918)		1,145,819
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		13,346
TOTAL NET ASSETS—100.0%		$1,159,165

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Asset Backed Securities	$2,992	$—	$—	$—	$—	$12	$—	$(3,004)	$—	$—

h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $345,150 or 30% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of January 31, 2025.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—1.8%
343,850	BAE Systems PLC (United Kingdom)	$5,198
1,489,765	Rolls-Royce Holdings PLC (United Kingdom)*	11,108
		16,306
AUTOMOBILE COMPONENTS—0.6%
103,100	Bridgestone Corp. (Japan)	3,698
346,949	Johnson Electric Holdings Ltd. (Hong Kong)	460
28,489	Magna International, Inc. (Canada)	1,130
		5,288
AUTOMOBILES—0.4%
44,011	Bayerische Motoren Werke AG (Germany)	3,574
BANKS—14.2%
19,624,100	Bank Central Asia Tbk. PT (Indonesia)	11,336
415,931	Bank of Ireland Group PLC (Ireland)	4,133
60,179	Bank of Nova Scotia (Canada)	3,079
2,466,479	Barclays PLC (United Kingdom)	9,040
1,163,423	CaixaBank SA (Spain)	7,043
45,475	Capitec Bank Holdings Ltd. (South Africa)	7,240
98,187	Close Brothers Group PLC (United Kingdom)*	387
185,061	DBS Group Holdings Ltd. (Singapore)	6,057
252,285	DNB Bank ASA (Norway)	5,359
769,300	Grupo Financiero Banorte SAB de CV Class O (Mexico)	5,340
644,235	HDFC Bank Ltd. (India)	12,615
215,700	Japan Post Bank Co. Ltd. (Japan)	2,231
4,763,613	Lloyds Banking Group PLC (United Kingdom)	3,663
304,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,851
574,171	National Bank of Greece SA (Greece)	4,975
671,200	Resona Holdings, Inc. (Japan)	4,982
224,770	Shinhan Financial Group Co. Ltd. (South Korea)	7,830
622,095	Standard Chartered PLC (United Kingdom)	8,367
229,400	Sumitomo Mitsui Trust Group, Inc. (Japan)	5,768
272,839	Svenska Handelsbanken AB Class A (Sweden)	3,019
227,141	UniCredit SpA (Italy)	10,431
		126,746
BEVERAGES—3.3%
682,000	Arca Continental SAB de CV (Mexico)	6,213
348,000	Asahi Group Holdings Ltd. (Japan)	3,769
45,411	Carlsberg AS Class B (Denmark)	4,757
27,017	Coca-Cola Europacific Partners PLC (United States)	2,122
333,986	Davide Campari-Milano NV (Italy)	1,927
239,838	Diageo PLC (United Kingdom)	7,145
262,700	Kirin Holdings Co. Ltd. (Japan)	3,324
		29,257
BIOTECHNOLOGY—0.4%
21,635	CSL Ltd. (Australia)	3,735
BROADLINE RETAIL—1.9%
49,140	Naspers Ltd. Class N (South Africa)	10,360
35,000	Seria Co. Ltd. (Japan)	601
426,704	Vipshop Holdings Ltd. ADR (China)[1]	6,132
		17,093
BUILDING PRODUCTS—1.2%
177,730	Assa Abloy AB Class B (Sweden)	5,445
8,779	Geberit AG (Switzerland)	4,897
		10,342
CAPITAL MARKETS—4.0%
339,875	3i Group PLC (United Kingdom)	16,329
2,702,000	B3 SA - Brasil Bolsa Balcao (Brazil)	5,174
26,873	Brookfield Asset Management Ltd. Class A (Canada)	1,608
108,148	Brookfield Corp. (Canada)	6,612
112,078	IG Group Holdings PLC (United Kingdom)	1,414

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
371,021	Jupiter Fund Management PLC (United Kingdom)	$368
489,100	Nomura Holdings, Inc. (Japan)	3,180
48,317	Rathbones Group PLC (United Kingdom)	1,039
		35,724
CHEMICALS—0.2%
96,100	Air Water, Inc. (Japan)	1,198
11,300	Sumitomo Bakelite Co. Ltd. (Japan)	272
		1,470
COMMERCIAL SERVICES & SUPPLIES—0.8%
27,061	Befesa SA (Germany)[2]	587
40,300	Daiei Kankyo Co. Ltd. (Japan)	735
87,513	Elis SA (France)	1,792
51,300	Secom Co. Ltd. (Japan)	1,726
1,069,709	Serco Group PLC (United Kingdom)	2,047
		6,887
CONSTRUCTION & ENGINEERING—1.2%
91,274	AtkinsRealis Group, Inc. (Canada)	4,573
64,500	Kinden Corp. (Japan)	1,320
219,600	Obayashi Corp. (Japan)	2,949
43,455	Taisei Corp. (Japan)	1,823
		10,665
CONSTRUCTION MATERIALS—1.6%
716,014	Cemex SAB de CV ADR (Mexico)[1]	4,246
37,673	Holcim AG (Switzerland)	3,776
104,600	Taiheiyo Cement Corp. (Japan)	2,634
131,431	Wienerberger AG (Austria)	3,837
		14,493
CONSUMER FINANCE—0.0%
114,389	International Personal Finance PLC (United Kingdom)	182
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.5%
65,420	Alimentation Couche-Tard, Inc. (Canada)	3,455
255,694	Bid Corp. Ltd. (South Africa)	6,511
114,710	Koninklijke Ahold Delhaize NV (Netherlands)	4,066
38,874	Loblaw Cos. Ltd. (Canada)	4,868
215,700	Seven & i Holdings Co. Ltd. (Japan)	3,443
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		22,343
CONTAINERS & PACKAGING—0.5%
357,739	DS Smith PLC (United Kingdom)	2,565
95,800	Toyo Seikan Group Holdings Ltd. (Japan)	1,455
		4,020
DISTRIBUTORS—0.1%
141,768	Inchcape PLC (United Kingdom)	1,180
DIVERSIFIED CONSUMER SERVICES—0.4%
175,676	Laureate Education, Inc. (United States)*	3,289
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
8,515,300	Nippon Telegraph & Telephone Corp. (Japan)	8,383
ELECTRICAL EQUIPMENT—2.5%
250,942	Havells India Ltd. (India)	4,522
23,399	Legrand SA (France)	2,385
174,600	Mitsubishi Electric Corp. (Japan)	2,862
35,091	Schneider Electric SE (France)	8,900
227,838	Vestas Wind Systems AS (Denmark)*	3,134
		21,803

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
411,315	Delta Electronics, Inc. (Taiwan)	$5,360
45,900	Murata Manufacturing Co. Ltd. (Japan)	721
		6,081
ENERGY EQUIPMENT & SERVICES—0.4%
559,865	John Wood Group PLC (United Kingdom)*	500
92,831	Technip Energies NV (France)	2,630
		3,130
ENTERTAINMENT—0.3%
252,898	Tencent Music Entertainment Group ADR (China)[1]	3,030
FINANCIAL SERVICES—0.6%
151,473	Edenred SE (France)	5,226
FOOD PRODUCTS—2.3%
625,451	AVI Ltd. (South Africa)	3,297
314,020	Gruma SAB de CV Class B (Mexico)	5,419
861,520	Marico Ltd. (India)	6,660
37,800	Megmilk Snow Brand Co. Ltd. (Japan)	648
50,200	NH Foods Ltd. (Japan)	1,638
28,600	Toyo Suisan Kaisha Ltd. (Japan)	1,848
18,679	Viscofan SA (Spain)	1,182
		20,692
GROUND TRANSPORTATION—0.5%
43,733	Canadian Pacific Kansas City Ltd. (Canada)	3,476
38,600	West Japan Railway Co. (Japan)	710
		4,186
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
4,058	BioMerieux (France)	492
40,950	Coloplast AS Class B (Denmark)	4,716
896,887	ConvaTec Group PLC (United Kingdom)[2]	2,735
96,544	Demant AS (Denmark)*	3,876
15,218	EssilorLuxottica SA (France)	4,177
324,000	Olympus Corp. (Japan)	4,917
		20,913
HEALTH CARE PROVIDERS & SERVICES—0.7%
56,410	Amplifon SpA (Italy)	1,508
57,194	Fresenius Medical Care AG (Germany)	2,841
33,800	Medipal Holdings Corp. (Japan)	508
84,500	Ship Healthcare Holdings, Inc. (Japan)	1,153
		6,010
HEALTH CARE TECHNOLOGY—0.2%
169,300	M3, Inc. (Japan)	1,537
HOTELS, RESTAURANTS & LEISURE—4.1%
64,302	Aristocrat Leisure Ltd. (Australia)	2,990
229,696	Compass Group PLC (United Kingdom)	7,914
26,046	Domino’s Pizza Enterprises Ltd. (Australia)	482
486,938	Entain PLC (United Kingdom)	4,228
37,605	Flutter Entertainment PLC (United States)*	10,039
522,000	Galaxy Entertainment Group Ltd. (Hong Kong)	2,271
31,106	InterContinental Hotels Group PLC (United Kingdom)	4,148
1,213,456	SSP Group PLC (United Kingdom)	2,734
40,477	Whitbread PLC (United Kingdom)	1,404
		36,210
HOUSEHOLD DURABLES—1.8%
216,167	Barratt Redrow PLC (United Kingdom)	1,211
39,676	GN Store Nord AS (Denmark)*	813
764,015	Midea Group Co. Ltd. Class A (China)	7,795
289,800	Sony Group Corp. (Japan)	6,396
		16,215

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.5%
69,493	Reckitt Benckiser Group PLC (United Kingdom)	$4,595
INDUSTRIAL CONGLOMERATES—1.2%
304,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,531
52,247	DCC PLC (United Kingdom)	3,602
99,200	Hitachi Ltd. (Japan)	2,494
32,200	Jardine Matheson Holdings Ltd. (Hong Kong)	1,297
88,400	Nisshinbo Holdings, Inc. (Japan)	506
181,000	Swire Pacific Ltd. Class A (Hong Kong)	1,572
		11,002
INSURANCE—5.7%
45,168	Admiral Group PLC (United Kingdom)	1,509
1,806,000	AIA Group Ltd. (Hong Kong)	12,697
38,700	Dai-ichi Life Holdings, Inc. (Japan)	1,057
6,864	Fairfax Financial Holdings Ltd. (Canada)	9,239
14,438	Hannover Rueck SE (Germany)	3,804
190,408	Hiscox Ltd. (United Kingdom)	2,568
255,900	Japan Post Holdings Co. Ltd. (Japan)	2,673
14,650	Prudential PLC (Hong Kong)	121
496,074	Prudential PLC (United Kingdom)	4,128
288,599	QBE Insurance Group Ltd. (Australia)	3,725
93,122	Sampo OYJ Class A (Finland)	3,844
157,200	Tokio Marine Holdings, Inc. (Japan)	5,185
		50,550
INTERACTIVE MEDIA & SERVICES—0.6%
255,332	Auto Trader Group PLC (United Kingdom)[2]	2,487
393,668	Rightmove PLC (United Kingdom)	3,239
		5,726
IT SERVICES—1.5%
19,114	Alten SA (France)	1,758
17,500	NEC Corp. (Japan)	1,736
17,800	NS Solutions Corp. (Japan)	453
90,800	NTT Data Group Corp. (Japan)	1,762
169,216	Tata Consultancy Services Ltd. (India)	8,010
		13,719
LEISURE PRODUCTS—0.5%
116,200	Sega Sammy Holdings, Inc. (Japan)	2,249
91,580	Spin Master Corp. (Canada)[2]	1,939
		4,188
LIFE SCIENCES TOOLS & SERVICES—0.5%
51,404	Eurofins Scientific SE (France)	2,758
19,813	Gerresheimer AG (Germany)	1,387
		4,145
MACHINERY—5.1%
33,440	Alfa Laval AB (Sweden)	1,491
39,139	ANDRITZ AG (Austria)	2,216
377,049	CNH Industrial NV (United States)	4,856
142,304	Fluidra SA (Spain)	3,654
48,631	GEA Group AG (Germany)	2,567
91,700	IHI Corp. (Japan)	5,486
115,700	Kubota Corp. (Japan)	1,451
130,700	Mitsubishi Heavy Industries Ltd. (Japan)	1,913
417,354	Rotork PLC (United Kingdom)	1,800
119,714	Sandvik AB (Sweden)	2,470
2,410,512	Sany Heavy Industry Co. Ltd. Class A (China)	5,358
22,083	Stabilus SE (Germany)	729
464,500	Techtronic Industries Co. Ltd. (Hong Kong)	6,247
33,400	Toyota Industries Corp. (Japan)	2,787
103,695	Wartsila OYJ Abp (Finland)	1,959
		44,984

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—0.1%
168,009	Irish Continental Group PLC (Ireland)	$893
MEDIA—1.0%
86,900	Fuji Media Holdings, Inc. (Japan)	1,226
92,648	Future PLC (United Kingdom)	1,048
182,600	Hakuhodo DY Holdings, Inc. (Japan)	1,356
1,339,878	ITV PLC (United Kingdom)	1,229
103,120	Nippon Television Holdings, Inc. (Japan)	1,904
52,900	TBS Holdings, Inc. (Japan)	1,439
115,874	WPP PLC (United Kingdom)	1,101
		9,303
METALS & MINING—4.5%
59,127	Acerinox SA (Spain)	593
297,564	African Rainbow Minerals Ltd. (South Africa)	2,564
152,256	ArcelorMittal SA (France)	3,795
192,536	Barrick Gold Corp. (Canada)	3,148
224,685	BHP Group Ltd. (Australia)	5,518
39,800	Dowa Holdings Co. Ltd. (Japan)	1,185
220,827	Evolution Mining Ltd. (Australia)	767
200,034	First Quantum Minerals Ltd. (Canada)*	2,504
23,882	Franco-Nevada Corp. (Canada)	3,246
1,334,961	Glencore PLC (United Kingdom)*	5,768
31,599	Newmont Corp. CDI (Australia)[1]	1,339
206,687	Pilbara Minerals Ltd. (Australia)*	290
320,373	Severstal PAO GDR (Russia)*,1	— [x]
77,077	Southern Copper Corp. (Peru)	7,062
101,800	Sumitomo Metal Mining Co. Ltd. (Japan)	2,325
		40,104
OIL, GAS & CONSUMABLE FUELS—3.4%
1,853,009	BP PLC (United Kingdom)	9,586
134,652	Canadian Natural Resources Ltd. (Canada)	4,091
100,949	Equinor ASA (Norway)	2,431
319,100	Idemitsu Kosan Co. Ltd. (Japan)	2,130
202,500	Inpex Corp. (Japan)	2,417
132,439	PrairieSky Royalty Ltd. (Canada)	2,466
623,328	PRIO SA (Brazil)*	4,372
583,710	Santos Ltd. (Australia)	2,527
		30,020
PAPER & FOREST PRODUCTS—0.2%
34,420	Stella-Jones, Inc. (Canada)	1,661
PASSENGER AIRLINES—1.5%
62,811	Copa Holdings SA Class A (Panama)	5,855
392,800	easyJet PLC (United Kingdom)	2,481
60,643	Exchange Income Corp. (Canada)	2,334
510,779	Qantas Airways Ltd. (Australia)*	2,960
		13,630
PERSONAL CARE PRODUCTS—0.1%
67,400	Shiseido Co. Ltd. (Japan)	1,132
PHARMACEUTICALS—1.9%
176,993	Novo Nordisk AS Class B (Denmark)	14,943
57,000	Tsumura & Co. (Japan)	1,678
		16,621
PROFESSIONAL SERVICES—2.6%
156,044	ALS Ltd. (Australia)	1,573
1,243,132	Capita PLC (United Kingdom)*	221
57,468	Experian PLC (United Kingdom)	2,831
76,210	Intertek Group PLC (United Kingdom)	4,806
122,699	IPH Ltd. (Australia)	379
513,439	Pagegroup PLC (United Kingdom)	2,076
47,413	Randstad NV (Netherlands)	2,047

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
181,972	RELX PLC (United Kingdom)	$9,036
		22,969
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
127,700	Daiwa House Industry Co. Ltd. (Japan)	4,023
328,972	Henderson Land Development Co. Ltd. (Hong Kong)	912
		4,935
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.6%
11,036	ASML Holding NV (Netherlands)	8,164
55,000	ASMPT Ltd. (Hong Kong)	508
168,000	MediaTek, Inc. (Taiwan)	7,276
66,100	Renesas Electronics Corp. (Japan)*	885
714,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,828
		40,661
SOFTWARE—1.2%
2,106	Constellation Software, Inc. (Canada)	6,887
50,574	Dassault Systemes SE (France)	1,975
7,878	Lumine Group, Inc. (Canada)*	209
17,300	Oracle Corp. (Japan)	1,579
		10,650
SPECIALTY RETAIL—1.8%
109,400	ABC-Mart, Inc. (Japan)	2,283
15,100	Nitori Holdings Co. Ltd. (Japan)	1,768
461,411	Pets at Home Group PLC (United Kingdom)	1,293
303,100	USS Co. Ltd. (Japan)	2,718
163,087	WH Smith PLC (United Kingdom)	2,639
1,687,500	Zhongsheng Group Holdings Ltd. (China)	2,669
70,400	ZOZO, Inc. (Japan)	2,309
		15,679
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
665,529	Advantech Co. Ltd. (Taiwan)	7,619
168,538	Samsung Electronics Co. Ltd. (South Korea)	6,019
		13,638
TEXTILES, APPAREL & LUXURY GOODS—2.8%
18,560	adidas AG (Germany)	4,893
46,786	Cie Financiere Richemont SA Class A (Switzerland)	9,045
61,624	Gildan Activewear, Inc. (Canada)	3,178
953,500	Li Ning Co. Ltd. (China)	1,972
618,300	Samsonite International SA (Hong Kong)[2]	1,801
514,700	Shenzhou International Group Holdings Ltd. (China)	3,878
		24,767
TRADING COMPANIES & DISTRIBUTORS—2.2%
520,700	BOC Aviation Ltd. (China)[2]	3,925
59,367	Brenntag SE (Germany)	3,736
135,840	Bunzl PLC (United Kingdom)	5,782
56,868	Finning International, Inc. (Canada)	1,420
100,700	Mitsubishi Corp. (Japan)	1,606
57,897	Rexel SA (France)	1,533
69,138	Richelieu Hardware Ltd. (Canada)	1,954
		19,956
TRANSPORTATION INFRASTRUCTURE—0.1%
172,100	Mitsubishi Logistics Corp. (Japan)	1,229
TOTAL COMMON STOCKS (Cost $690,109)		872,767

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.5%
Shares		Value
(Cost $3,450)
BEVERAGES—0.5%
1,359,660	Embotelladora Andina SA Class B (Chile)	$4,539
TOTAL INVESTMENTS—98.6% (Cost $693,559)		877,306
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		12,108
TOTAL NET ASSETS—100%		$889,414

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$29,972	$—	$29,972
Europe	—	362,914	—	362,914
Latin America	43,681	—	—	43,681
Middle East/Central Asia	—	45,656	—	45,656
North America	93,383	—	—	93,383
Pacific Basin	9,162	287,999	—	297,161
Preferred Stocks
Latin America	—	4,539	—	4,539
Total Investments in Securities	$146,226	$731,080	$—	$877,306
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	—
Total Investments	$146,226	$731,080	$—	$877,306
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
	$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $13,474 or 2% of net assets.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—2.7%
1,919,206	BAE Systems PLC (United Kingdom)	$29,011
8,301,789	Rolls-Royce Holdings PLC (United Kingdom)*	61,899
		90,910
AUTOMOBILE COMPONENTS—0.7%
583,100	Bridgestone Corp. (Japan)	20,916
1,953,007	Johnson Electric Holdings Ltd. (Hong Kong)	2,590
		23,506
AUTOMOBILES—0.6%
245,618	Bayerische Motoren Werke AG (Germany)	19,947
BANKS—13.2%
13,227,200	Bank Central Asia Tbk. PT (Indonesia)	7,641
2,320,275	Bank of Ireland Group PLC (Ireland)	23,055
13,765,029	Barclays PLC (United Kingdom)	50,449
6,492,602	CaixaBank SA (Spain)	39,302
30,825	Capitec Bank Holdings Ltd. (South Africa)	4,908
555,251	Close Brothers Group PLC (United Kingdom)*	2,190
1,029,317	DBS Group Holdings Ltd. (Singapore)	33,692
1,407,898	DNB Bank ASA (Norway)	29,905
521,500	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,620
436,695	HDFC Bank Ltd. (India)	8,551
1,198,800	Japan Post Bank Co. Ltd. (Japan)	12,400
26,678,229	Lloyds Banking Group PLC (United Kingdom)	20,512
1,694,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	21,424
390,215	National Bank of Greece SA (Greece)	3,381
3,730,800	Resona Holdings, Inc. (Japan)	27,692
152,361	Shinhan Financial Group Co. Ltd. (South Korea)	5,307
3,470,720	Standard Chartered PLC (United Kingdom)	46,680
1,279,800	Sumitomo Mitsui Trust Group, Inc. (Japan)	32,181
1,516,807	Svenska Handelsbanken AB Class A (Sweden)	16,781
1,268,114	UniCredit SpA (Italy)	58,236
		447,907
BEVERAGES—3.9%
462,300	Arca Continental SAB de CV (Mexico)	4,212
1,968,500	Asahi Group Holdings Ltd. (Japan)	21,322
253,483	Carlsberg AS Class B (Denmark)	26,550
151,301	Coca-Cola Europacific Partners PLC (United States)	11,885
1,870,369	Davide Campari-Milano NV (Italy)	10,790
1,338,966	Diageo PLC (United Kingdom)	39,888
1,468,500	Kirin Holdings Co. Ltd. (Japan)	18,582
		133,229
BIOTECHNOLOGY—0.6%
120,999	CSL Ltd. (Australia)	20,890
BROADLINE RETAIL—0.4%
33,310	Naspers Ltd. Class N (South Africa)	7,023
195,000	Seria Co. Ltd. (Japan)	3,347
289,241	Vipshop Holdings Ltd. ADR (China)[1]	4,156
		14,526
BUILDING PRODUCTS—1.7%
991,953	Assa Abloy AB Class B (Sweden)	30,390
48,994	Geberit AG (Switzerland)	27,327
		57,717
CAPITAL MARKETS—3.8%
1,896,952	3i Group PLC (United Kingdom)	91,136
1,831,600	B3 SA - Brasil Bolsa Balcao (Brazil)	3,507
713,471	IG Group Holdings PLC (United Kingdom)	9,001
2,073,757	Jupiter Fund Management PLC (United Kingdom)	2,055
2,721,500	Nomura Holdings, Inc. (Japan)	17,693

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
270,581	Rathbones Group PLC (United Kingdom)	$5,822
		129,214
CHEMICALS—0.2%
534,700	Air Water, Inc. (Japan)	6,666
62,900	Sumitomo Bakelite Co. Ltd. (Japan)	1,515
		8,181
COMMERCIAL SERVICES & SUPPLIES—1.1%
150,440	Befesa SA (Germany)[2]	3,262
227,800	Daiei Kankyo Co. Ltd. (Japan)	4,156
490,087	Elis SA (France)	10,033
288,700	Secom Co. Ltd. (Japan)	9,715
5,973,980	Serco Group PLC (United Kingdom)	11,432
		38,598
CONSTRUCTION & ENGINEERING—1.0%
358,600	Kinden Corp. (Japan)	7,335
1,221,700	Obayashi Corp. (Japan)	16,408
241,674	Taisei Corp. (Japan)	10,139
		33,882
CONSTRUCTION MATERIALS—1.8%
485,350	Cemex SAB de CV ADR (Mexico)[1]	2,878
209,440	Holcim AG (Switzerland)	20,991
582,300	Taiheiyo Cement Corp. (Japan)	14,665
733,593	Wienerberger AG (Austria)	21,415
		59,949
CONSUMER FINANCE—0.0%
618,328	International Personal Finance PLC (United Kingdom)	984
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
173,322	Bid Corp. Ltd. (South Africa)	4,414
639,683	Koninklijke Ahold Delhaize NV (Netherlands)	22,676
1,200,600	Seven & i Holdings Co. Ltd. (Japan)	19,166
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		46,256
CONTAINERS & PACKAGING—0.7%
1,988,801	DS Smith PLC (United Kingdom)	14,262
533,100	Toyo Seikan Group Holdings Ltd. (Japan)	8,095
		22,357
DISTRIBUTORS—0.2%
788,141	Inchcape PLC (United Kingdom)	6,561
DIVERSIFIED CONSUMER SERVICES—0.1%
119,082	Laureate Education, Inc. (United States)*	2,229
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
47,436,600	Nippon Telegraph & Telephone Corp. (Japan)	46,699
ELECTRICAL EQUIPMENT—2.9%
170,101	Havells India Ltd. (India)	3,065
130,085	Legrand SA (France)	13,263
975,200	Mitsubishi Electric Corp. (Japan)	15,984
195,674	Schneider Electric SE (France)	49,628
1,271,189	Vestas Wind Systems AS (Denmark)*	17,485
		99,425
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
279,000	Delta Electronics, Inc. (Taiwan)	3,635
255,200	Murata Manufacturing Co. Ltd. (Japan)	4,010
		7,645

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.5%
3,112,491	John Wood Group PLC (United Kingdom)*	$2,782
519,867	Technip Energies NV (France)	14,728
		17,510
ENTERTAINMENT—0.1%
171,329	Tencent Music Entertainment Group ADR (China)[1]	2,052
FINANCIAL SERVICES—0.9%
845,763	Edenred SE (France)	29,179
FOOD PRODUCTS—1.2%
419,441	AVI Ltd. (South Africa)	2,211
212,858	Gruma SAB de CV Class B (Mexico)	3,673
583,981	Marico Ltd. (India)	4,515
210,300	Megmilk Snow Brand Co. Ltd. (Japan)	3,603
279,200	NH Foods Ltd. (Japan)	9,113
159,100	Toyo Suisan Kaisha Ltd. (Japan)	10,280
103,845	Viscofan SA (Spain)	6,572
		39,967
GROUND TRANSPORTATION—0.1%
214,900	West Japan Railway Co. (Japan)	3,953
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
28,764	BioMerieux (France)	3,491
228,601	Coloplast AS Class B (Denmark)	26,327
5,005,847	ConvaTec Group PLC (United Kingdom)[2]	15,263
538,852	Demant AS (Denmark)*	21,634
84,603	EssilorLuxottica SA (France)	23,220
1,816,400	Olympus Corp. (Japan)	27,566
		117,501
HEALTH CARE PROVIDERS & SERVICES—1.0%
313,603	Amplifon SpA (Italy)	8,381
319,237	Fresenius Medical Care AG (Germany)	15,858
188,100	Medipal Holdings Corp. (Japan)	2,828
477,700	Ship Healthcare Holdings, Inc. (Japan)	6,519
		33,586
HEALTH CARE TECHNOLOGY—0.3%
957,300	M3, Inc. (Japan)	8,688
HOTELS, RESTAURANTS & LEISURE—6.0%
357,713	Aristocrat Leisure Ltd. (Australia)	16,633
1,281,609	Compass Group PLC (United Kingdom)	44,157
146,451	Domino’s Pizza Enterprises Ltd. (Australia)	2,709
2,718,649	Entain PLC (United Kingdom)	23,606
209,871	Flutter Entertainment PLC (United States)*	56,029
2,905,000	Galaxy Entertainment Group Ltd. (Hong Kong)	12,641
174,196	InterContinental Hotels Group PLC (United Kingdom)	23,228
6,770,609	SSP Group PLC (United Kingdom)	15,254
225,166	Whitbread PLC (United Kingdom)	7,810
		202,067
HOUSEHOLD DURABLES—1.6%
1,210,569	Barratt Redrow PLC (United Kingdom)	6,781
220,571	GN Store Nord AS (Denmark)*	4,517
517,900	Midea Group Co. Ltd. Class A (China)	5,284
1,632,700	Sony Group Corp. (Japan)	36,033
		52,615
HOUSEHOLD PRODUCTS—0.8%
387,709	Reckitt Benckiser Group PLC (United Kingdom)	25,639
INDUSTRIAL CONGLOMERATES—1.8%
1,703,500	CK Hutchison Holdings Ltd. (Hong Kong)	8,578
291,612	DCC PLC (United Kingdom)	20,107

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—Continued
551,700	Hitachi Ltd. (Japan)	$13,870
191,400	Jardine Matheson Holdings Ltd. (Hong Kong)	7,710
491,300	Nisshinbo Holdings, Inc. (Japan)	2,811
1,014,000	Swire Pacific Ltd. Class A (Hong Kong)	8,806
		61,882
INSURANCE—5.6%
251,105	Admiral Group PLC (United Kingdom)	8,390
4,436,200	AIA Group Ltd. (Hong Kong)	31,187
215,100	Dai-ichi Life Holdings, Inc. (Japan)	5,873
80,854	Hannover Rueck SE (Germany)	21,304
1,066,312	Hiscox Ltd. (United Kingdom)	14,383
1,423,600	Japan Post Holdings Co. Ltd. (Japan)	14,868
45,750	Prudential PLC (Hong Kong)	376
2,776,486	Prudential PLC (United Kingdom)	23,106
1,613,674	QBE Insurance Group Ltd. (Australia)	20,829
519,029	Sampo OYJ Class A (Finland)	21,426
883,200	Tokio Marine Holdings, Inc. (Japan)	29,131
		190,873
INTERACTIVE MEDIA & SERVICES—0.9%
1,419,482	Auto Trader Group PLC (United Kingdom)[2]	13,826
2,188,540	Rightmove PLC (United Kingdom)	18,009
		31,835
IT SERVICES—1.0%
86,955	Alten SA (France)	7,998
97,400	NEC Corp. (Japan)	9,660
98,900	NS Solutions Corp. (Japan)	2,516
505,000	NTT Data Group Corp. (Japan)	9,800
114,703	Tata Consultancy Services Ltd. (India)	5,430
		35,404
LEISURE PRODUCTS—0.4%
646,300	Sega Sammy Holdings, Inc. (Japan)	12,509
LIFE SCIENCES TOOLS & SERVICES—0.7%
285,773	Eurofins Scientific SE (France)	15,332
110,954	Gerresheimer AG (Germany)	7,771
		23,103
MACHINERY—5.9%
185,903	Alfa Laval AB (Sweden)	8,287
219,186	ANDRITZ AG (Austria)	12,411
2,124,312	CNH Industrial NV (United States)	27,361
793,869	Fluidra SA (Spain)[3]	20,383
272,342	GEA Group AG (Germany)	14,373
510,000	IHI Corp. (Japan)	30,512
654,400	Kubota Corp. (Japan)	8,208
726,700	Mitsubishi Heavy Industries Ltd. (Japan)	10,635
2,337,241	Rotork PLC (United Kingdom)	10,081
665,531	Sandvik AB (Sweden)	13,732
1,634,000	Sany Heavy Industry Co. Ltd. Class A (China)	3,632
122,769	Stabilus SE (Germany)	4,056
841,000	Techtronic Industries Co. Ltd. (Hong Kong)	11,311
186,900	Toyota Industries Corp. (Japan)	15,594
576,476	Wartsila OYJ Abp (Finland)	10,890
		201,466
MARINE TRANSPORTATION—0.1%
937,538	Irish Continental Group PLC (Ireland)	4,982
MEDIA—1.5%
483,500	Fuji Media Holdings, Inc. (Japan)	6,820
517,547	Future PLC (United Kingdom)	5,855
1,020,900	Hakuhodo DY Holdings, Inc. (Japan)	7,580
7,448,859	ITV PLC (United Kingdom)	6,832

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
574,000	Nippon Television Holdings, Inc. (Japan)	$10,596
294,100	TBS Holdings, Inc. (Japan)	8,001
648,913	WPP PLC (United Kingdom)	6,169
		51,853
METALS & MINING—3.8%
328,710	Acerinox SA (Spain)	3,299
201,704	African Rainbow Minerals Ltd. (South Africa)	1,738
849,398	ArcelorMittal SA (France)	21,171
1,256,591	BHP Group Ltd. (Australia)	30,862
221,200	Dowa Holdings Co. Ltd. (Japan)	6,587
1,234,758	Evolution Mining Ltd. (Australia)	4,291
135,593	First Quantum Minerals Ltd. (Canada)*	1,697
7,453,319	Glencore PLC (United Kingdom)*	32,202
175,778	Newmont Corp. CDI (Australia)[1]	7,450
1,152,345	Pilbara Minerals Ltd. (Australia)*	1,616
217,215	Severstal PAO GDR (Russia)*,1	— [x]
52,247	Southern Copper Corp. (Peru)	4,787
569,600	Sumitomo Metal Mining Co. Ltd. (Japan)	13,007
		128,707
OIL, GAS & CONSUMABLE FUELS—3.2%
10,337,316	BP PLC (United Kingdom)	53,478
561,209	Equinor ASA (Norway)	13,516
1,797,400	Idemitsu Kosan Co. Ltd. (Japan)	11,996
1,126,600	Inpex Corp. (Japan)	13,445
422,523	PRIO SA (Brazil)*	2,963
3,320,049	Santos Ltd. (Australia)	14,376
		109,774
PASSENGER AIRLINES—1.0%
42,576	Copa Holdings SA Class A (Panama)	3,969
2,190,834	easyJet PLC (United Kingdom)	13,838
2,841,474	Qantas Airways Ltd. (Australia)*	16,466
		34,273
PERSONAL CARE PRODUCTS—0.2%
375,100	Shiseido Co. Ltd. (Japan)	6,299
PHARMACEUTICALS—2.7%
987,363	Novo Nordisk AS Class B (Denmark)	83,358
317,300	Tsumura & Co. (Japan)	9,342
		92,700
PROFESSIONAL SERVICES—3.8%
878,909	ALS Ltd. (Australia)	8,861
6,986,778	Capita PLC (United Kingdom)*	1,244
319,487	Experian PLC (United Kingdom)	15,738
425,414	Intertek Group PLC (United Kingdom)	26,830
691,094	IPH Ltd. (Australia)	2,134
2,869,344	Pagegroup PLC (United Kingdom)	11,599
264,714	Randstad NV (Netherlands)	11,428
1,014,948	RELX PLC (United Kingdom)	50,398
		128,232
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
722,300	Daiwa House Industry Co. Ltd. (Japan)	22,755
1,827,879	Henderson Land Development Co. Ltd. (Hong Kong)	5,070
		27,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
61,801	ASML Holding NV (Netherlands)	45,718
307,300	ASMPT Ltd. (Hong Kong)	2,838
115,000	MediaTek, Inc. (Taiwan)	4,980

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
367,700	Renesas Electronics Corp. (Japan)*	$4,925
489,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	16,320
		74,781
SOFTWARE—0.6%
281,161	Dassault Systemes SE (France)	10,977
98,100	Oracle Corp. (Japan)	8,956
		19,933
SPECIALTY RETAIL—2.2%
618,500	ABC-Mart, Inc. (Japan)	12,910
84,000	Nitori Holdings Co. Ltd. (Japan)	9,837
2,583,966	Pets at Home Group PLC (United Kingdom)	7,240
1,714,100	USS Co. Ltd. (Japan)	15,369
885,349	WH Smith PLC (United Kingdom)	14,326
1,144,000	Zhongsheng Group Holdings Ltd. (China)	1,809
393,600	ZOZO, Inc. (Japan)	12,911
		74,402
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
454,557	Advantech Co. Ltd. (Taiwan)	5,204
113,599	Samsung Electronics Co. Ltd. (South Korea)	4,057
		9,261
TEXTILES, APPAREL & LUXURY GOODS—2.7%
103,561	adidas AG (Germany)	27,305
261,039	Cie Financiere Richemont SA Class A (Switzerland)	50,464
646,500	Li Ning Co. Ltd. (China)	1,337
3,436,200	Samsonite International SA (Hong Kong)[2]	10,010
348,818	Shenzhou International Group Holdings Ltd. (China)	2,628
		91,744
TRADING COMPANIES & DISTRIBUTORS—2.2%
353,000	BOC Aviation Ltd. (China)[2]	2,661
331,396	Brenntag SE (Germany)	20,851
757,862	Bunzl PLC (United Kingdom)	32,260
562,100	Mitsubishi Corp. (Japan)	8,965
321,872	Rexel SA (France)	8,521
		73,258
TRANSPORTATION INFRASTRUCTURE—0.2%
957,500	Mitsubishi Logistics Corp. (Japan)	6,840
TOTAL COMMON STOCKS (Cost $2,549,426)		3,335,305

PREFERRED STOCKS—0.1%

(Cost $2,361)
BEVERAGES—0.1%
921,646	Embotelladora Andina SA Class B (Chile)	3,077

Short-Term Investments—0.0%
(Cost $1,224)

1,223,923	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.390%)[4]	1,224
TOTAL INVESTMENTS—98.5% (Cost $2,553,011)		3,339,606
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		49,403
TOTAL NET ASSETS—100%		$3,389,009

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$20,294	$—	$20,294
Europe	—	2,000,190	—	2,000,190
Latin America	29,609	—	—	29,609
Middle East/Central Asia	—	30,925	—	30,925
North America	99,201	—	—	99,201
Pacific Basin	6,208	1,148,878	—	1,155,086
Preferred Stocks
Latin America	—	3,077	—	3,077
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,224	—	—	1,224
Total Investments in Securities	$136,242	$3,203,364	$—	$3,339,606
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $45,022 or 1% of net assets.
3
All or a portion of this security was out on loan as of January 31, 2025. The market value of securities on loan and cash collateral were $1,165 and $1,224 respectively.
4
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
BANKS—7.9%
1,017,700	Bank Central Asia Tbk. PT (Indonesia)	$588
17,914	HDFC Bank Ltd. ADR (India)[1]	1,086
		1,674
BEVERAGES—2.1%
15,005	Diageo PLC (United Kingdom)	447
BUILDING PRODUCTS—5.4%
22,437	Assa Abloy AB Class B (Sweden)	687
3,900	Daikin Industries Ltd. (Japan)	458
		1,145
CAPITAL MARKETS—3.5%
3,013	Deutsche Boerse AG (Germany)	744
CHEMICALS—4.8%
2,287	Linde PLC (United States)	1,020
CONSTRUCTION & ENGINEERING—2.0%
3,979	Vinci SA (France)	431
ELECTRIC UTILITIES—2.3%
24,095	SSE PLC (United Kingdom)	485
ELECTRICAL EQUIPMENT—3.5%
2,958	Schneider Electric SE (France)	750
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
1,400	Keyence Corp. (Japan)	603
FOOD PRODUCTS—3.2%
7,965	Nestle SA (United States)	677
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
6,600	Hoya Corp. (Japan)	886
HOTELS, RESTAURANTS & LEISURE—3.5%
21,762	Compass Group PLC (United Kingdom)	750
HOUSEHOLD DURABLES—3.6%
34,900	Sony Group Corp. (Japan)	770
INDUSTRIAL CONGLOMERATES—3.6%
3,544	Siemens AG (Germany)	760

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.1%
93,400	AIA Group Ltd. (Hong Kong)	$657
MACHINERY—7.5%
37,893	Atlas Copco AB Class A (Sweden)	633
22,313	Epiroc AB Class A (Sweden)	425
1,400	SMC Corp. (Japan)	530
		1,588
PERSONAL CARE PRODUCTS—2.6%
1,501	L’Oreal SA (France)	557
PHARMACEUTICALS—7.9%
5,597	AstraZeneca PLC (United Kingdom)	786
10,514	Novo Nordisk AS Class B (Denmark)	887
		1,673
PROFESSIONAL SERVICES—3.8%
16,131	RELX PLC (United Kingdom)	801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.0%
786	ASML Holding NV (Netherlands)	582
5,405	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,131
		1,713
SOFTWARE—6.4%
4,957	SAP SE (Germany)	1,366
TEXTILES, APPAREL & LUXURY GOODS—3.2%
939	LVMH Moet Hennessy Louis Vuitton SE (France)	687
TRADING COMPANIES & DISTRIBUTORS—4.1%
4,898	Ferguson Enterprises, Inc. (United States)	883
TOTAL COMMON STOCKS (Cost $21,491)		21,067
TOTAL INVESTMENTS—99.0% (Cost $21,491)		21,067
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		213
TOTAL NET ASSETS—100%		$21,280

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$11,778	$—	$11,778
Middle East/Central Asia	1,086	—	—	1,086
North America	1,020	1,560	—	2,580
Pacific Basin	1,131	4,492	—	5,623
Total Investments in Securities	$3,237	$17,830	$—	$21,067
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—0.9%
4,317	Dassault Aviation SA (France)	$974
5,433	Kongsberg Gruppen ASA (Norway)	645
25,794	Leonardo SpA (Italy)	806
53,851	QinetiQ Group PLC (United Kingdom)	247
		2,672
AIR FREIGHT & LOGISTICS—0.2%
18,254	Logista Integral SA (Spain)	551
115,400	SCGJWD Logistics PCL NVDR (Thailand)[1]	29
		580
AUTOMOBILE COMPONENTS—0.1%
3,465	Continental AG (Germany)	246
8,700	Ichikoh Industries Ltd. (Japan)	23
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	37
111,600	Somboon Advance Technology PCL NVDR (Thailand)[1]	35
		341
AUTOMOBILES—1.2%
132,500	Mazda Motor Corp. (Japan)	906
150,142	Stellantis NV (United States)	2,005
23,300	Subaru Corp. (Japan)	406
103,589	Volvo Car AB Class B (Sweden)*	234
		3,551
BANKS—14.6%
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	710
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	335
5,700	Awa Bank Ltd. (Japan)	104
44,320	Banca Popolare di Sondrio SpA (Italy)	409
66,505	Banco Bilbao Vizcaya Argentaria SA (Spain)	757
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	116
18,538	Bank Polska Kasa Opieki SA (Poland)	727
352,150	Barclays PLC ADR (United Kingdom)[1]	5,170
91,522	BNP Paribas SA (France)	6,252
419,291	CaixaBank SA (Spain)	2,538
3,411,000	China Construction Bank Corp. Class H (China)	2,776
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	67
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	109
22,958	DNB Bank ASA (Norway)	488
17,741	Erste Group Bank AG (Austria)	1,091
53,361	Faisal Islamic Bank of Egypt (Egypt)	58
24,583	Hana Financial Group, Inc. (South Korea)	1,017
872,000	Industrial & Commercial Bank of China Ltd. Class H (China)	594
78,300	Kasikornbank PCL NVDR (Thailand)[1]	372
9,717	KBC Group NV (Belgium)	745
15,640	Komercni Banka AS (Czech Republic)	574
1,010,400	Krung Thai Bank PCL NVDR (Thailand)[1]	685
177,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	2,242
29,100	Mizuho Financial Group, Inc. (Japan)	801
582,791	NatWest Group PLC (United Kingdom)	3,107
80,508	Nordea Bank Abp (Finland)	958
1,731,000	Postal Savings Bank of China Co. Ltd. Class H (China)[2]	1,033
14,933	Raiffeisen Bank International AG (Austria)	338
423,173	Sharjah Islamic Bank (United Arab Emirates)	304
3,400	Shikoku Bank Ltd. (Japan)	27
161,243	Skandinaviska Enskilda Banken AB Class A (Sweden)	2,285
62,860	Societe Generale SA (France)	2,035
191,851	Standard Chartered PLC (United Kingdom)	2,580
91,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2,242
66,969	Svenska Handelsbanken AB Class A (Sweden)	741
11,100	Towa Bank Ltd. (Japan)	48
27,196	Woori Financial Group, Inc. (South Korea)	299
		44,734

COMMON STOCKS—Continued
Shares		Value
BEVERAGES—0.1%
3,710	Carlsberg AS Class B (Denmark)	$389
14,638	Ginebra San Miguel, Inc. (Philippines)	68
		457
BIOTECHNOLOGY—0.5%
9,335	AC Immune SA (Switzerland)*	26
7,998	Genmab AS (Denmark)*	1,572
		1,598
BROADLINE RETAIL—0.1%
29,053	Vipshop Holdings Ltd. ADR (China)[1]	418
BUILDING PRODUCTS—0.5%
300	BRC Asia Ltd. (Singapore)	—
11,100	Daikin Industries Ltd. (Japan)	1,304
18,277	Eurocell PLC (United Kingdom)	33
4,400	Okabe Co. Ltd. (Japan)	21
483	Rockwool AS Class B (Denmark)	171
		1,529
CAPITAL MARKETS—5.1%
318	Cie Financiere Tradition SA (Switzerland)	67
106,880	Deutsche Bank AG (Germany)	2,092
24,308	Deutsche Boerse AG (Germany)	6,005
9,221	DWS Group GmbH & Co. KGaA (Germany)[2]	455
2,752	Euronext NV (Netherlands)[2]	320
2,082	Fiducian Group Ltd. (Australia)	12
2,210	Flow Traders Ltd. (Netherlands)	55
83,841	Investec PLC (United Kingdom)	535
4,100	IwaiCosmo Holdings, Inc. (Japan)	65
121,800	Japan Exchange Group, Inc. (Japan)	1,287
102,100	Nomura Holdings, Inc. (Japan)	664
26,200	Singapore Exchange Ltd. (Singapore)	236
1,231	Tatton Asset Management PLC (United Kingdom)	10
858	Titanium OYJ (Finland)	7
108,756	UBS Group AG (Switzerland)	3,835
		15,645
CHEMICALS—2.1%
100	Achilles Corp. (Japan)	1
70,329	BASF SE (Germany)	3,388
394	Givaudan SA (Switzerland)	1,721
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	25
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	12
2,200	Nippon Carbide Industries Co., Inc. (Japan)	25
89,828	Orica Ltd. (Australia)	974
7,100	Riken Technos Corp. (Japan)	47
5,600	Sekisui Kasei Co. Ltd. (Japan)	13
600	Soken Chemical & Engineering Co. Ltd. (Japan)	13
4,200	Zacros Corp. (Japan)	108
		6,327
COMMERCIAL SERVICES & SUPPLIES—0.8%
2,600	Aeon Delight Co. Ltd. (Japan)	68
800	Ajis Co. Ltd. (Japan)	12
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	21
142,142	Brambles Ltd. (Australia)	1,737
1,074	Cewe Stiftung & Co. KGAA (Germany)	114
340	Fursys, Inc. (South Korea)*	10
2,746	GL Events SACA (France)	54
4,900	Kokuyo Co. Ltd. (Japan)	85
1,800	Kyodo Printing Co. Ltd. (Japan)	49
8,961	Mears Group PLC (United Kingdom)	40
5,900	Prestige International, Inc. (Japan)	27
1,900	Sato Holdings Corp. (Japan)	27
9,067	SPIE SA (France)	302

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
2,500	Takara & Co. Ltd. (Japan)	$50
		2,596
COMMUNICATIONS EQUIPMENT—1.2%
1,712	EVS Broadcast Equipment SA (Belgium)	56
486,932	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	3,647
		3,703
CONSTRUCTION & ENGINEERING—0.3%
4,157	AF Gruppen ASA (Norway)	59
293,270	Analogue Holdings Ltd. (Hong Kong)	32
13,188	Boustead Singapore Ltd. (Singapore)	10
29,600	Civmec Australia Ltd. (Australia)	24
18,032	Costain Group PLC (United Kingdom)	21
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	43
19,918	GenusPlus Group Ltd. (Australia)	33
4,546	HOCHTIEF AG (Germany)	658
5,400	Toyo Engineering Corp. (Japan)	25
		905
CONSTRUCTION MATERIALS—0.7%
6,030	Heidelberg Materials AG (Germany)	849
40,526	James Hardie Industries PLC CDI (United States)*,1	1,362
		2,211
CONSUMER FINANCE—0.0%
202,086	Humm Group Ltd. (Australia)	74
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
17,600	Axial Retailing, Inc. (Japan)	101
12,055	DingDong Cayman Ltd. ADR (China)*,1	41
27,700	Empire Co. Ltd. Class A (Canada)	815
77,696	Koninklijke Ahold Delhaize NV (Netherlands)	2,754
7,200	Medical System Network Co. Ltd. (Japan)	19
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	83
3,600	Orsero SpA (Italy)	46
		3,859
CONTAINERS & PACKAGING—0.0%
6,177	Pro-Pacific Packaging Ltd. (Australia)*	—
39,400	PSC Corp. Ltd. (Singapore)	10
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
		18
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	40
DIVERSIFIED CONSUMER SERVICES—0.0%
2,713	MegaStudy Co. Ltd. (South Korea)	20
DIVERSIFIED REITS—0.0%
11,272	Concentradora Fibra Danhos SA de CV (Mexico)	12
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
7,228	Chunghwa Telecom Co. Ltd. ADR (Taiwan)[1]	281
484	Cyber Folks SA (Poland)	19
138,232	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	643
2,700	Freebit Co. Ltd. (Japan)	23
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	11
94,400	Nippon Telegraph & Telephone Corp. (Japan)	93
269,509	Telia Co. AB (Sweden)	794
		1,864
ELECTRICAL EQUIPMENT—2.2%
103,133	ABB Ltd. (Switzerland)	5,616
5,600	Chiyoda Integre Co. Ltd. (Japan)	105

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
6,600	Futaba Corp. (Japan)	$21
58,500	Mitsubishi Electric Corp. (Japan)	959
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
		6,707
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
11,637	Barco NV (Belgium)	116
2,300	Daitron Co. Ltd. (Japan)	40
77,905	DataTec Ltd. (South Africa)	206
39,892	Hexagon AB Class B (Sweden)	462
300	Horiba Ltd. (Japan)	19
7,000	Japan Aviation Electronics Industry Ltd. (Japan)	127
2,000	Kaga Electronics Co. Ltd. (Japan)	36
200	Keyence Corp. (Japan)	86
10,200	Maxell Ltd. (Japan)	131
57,200	Murata Manufacturing Co. Ltd. (Japan)	899
33	Nedap NV (Netherlands)	2
2,700	Nihon Denkei Co. Ltd. (Japan)	32
3,800	Osaki Electric Co. Ltd. (Japan)	18
2,100	Sigma Koki Co. Ltd. (Japan)	19
2,700	SMK Corp. (Japan)	49
2,000	Sun-Wa Technos Corp. (Japan)	29
130,000	VSTECS Holdings Ltd. (China)	79
		2,350
ENERGY EQUIPMENT & SERVICES—0.3%
261,239	ADNOC Drilling Co. PJSC (United Arab Emirates)	384
23,013	PHX Energy Services Corp. (Canada)	145
9,418	Technip Energies NV (France)	267
		796
ENTERTAINMENT—4.1%
2,082	11 bit studios SA (Poland)*	99
36,400	Capcom Co. Ltd. (Japan)	831
7,215	CD Projekt SA (Poland)	373
3,049	Devsisters Co. Ltd. (South Korea)*	61
46,000	IGG, Inc. (Singapore)	24
86,000	Major Cineplex Group PCL NVDR (Thailand)[1]	36
31,000	Nexon Co. Ltd. (Japan)	403
44,300	Nintendo Co. Ltd. (Japan)	2,906
257,800	One Enterprise Public Co. Ltd. NVDR (Thailand)[1]	27
23,115	Sea Ltd. ADR (Singapore)*,1	2,815
8,806	Spotify Technology SA (United States)*	4,830
2,718	TEN Square Games SA (Poland)*	52
		12,457
FINANCIAL SERVICES—1.5%
1,637	Adyen NV (Netherlands)*,2	2,642
56,659	Banca Mediolanum SpA (Italy)	761
978	Eurazeo SE (France)	81
6,758	EXOR NV (Netherlands)	640
287	HAL Trust (Netherlands)	36
139,755	M&G PLC (United Kingdom)	361
95,700	Pacific Century Regional Developments Ltd. (Singapore)	24
		4,545
FOOD PRODUCTS—0.3%
14,672	Astral Foods Ltd. (South Africa)	139
37,000	BRF SA (Brazil)	139
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	24
1,500,000	China Starch Holdings Ltd. (China)	38
131,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	56
6,600	High Liner Foods, Inc. (Canada)	73
370	Industrial Milk Co. (Ukraine)*	2
58,700	Kawan Food Bhd. (Malaysia)	21
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	18
1,961	Kri-Kri Milk Industry SA (Greece)	33

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
100	Lassonde Industries, Inc. Class A (Canada)	$12
561	Maeil Holdings Co. Ltd. (South Korea)*	3
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	27
1,400	Riken Vitamin Co. Ltd. (Japan)	21
98,600	Sarawak Plantation Bhd. (Malaysia)	52
15,066	Tiger Brands Ltd. (South Africa)	223
		881
GROUND TRANSPORTATION—0.5%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)	21
336,800	Grab Holdings Ltd. Class A (Singapore)*	1,543
		1,564
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
6,480	Cochlear Ltd. (Australia)	1,275
2,200	Fukuda Denshi Co. Ltd. (Japan)	95
2,387	Guerbet (France)	68
5,200	Japan Lifeline Co. Ltd. (Japan)	48
35,600	Olympus Corp. (Japan)	540
		2,026
HEALTH CARE PROVIDERS & SERVICES—0.1%
19,831	Humana AB (Sweden)*	65
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	19
60,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	7
6,322	Oriola OYJ (Finland)	6
830	Oriola OYJ Class B (Finland)	1
5,500	Suzuken Co. Ltd. (Japan)	172
9,200	Vital KSK Holdings, Inc. (Japan)	70
		340
HEALTH CARE TECHNOLOGY—0.8%
9,185	Ascom Holding AG (Switzerland)	35
16,600	M3, Inc. (Japan)	150
12,960	Pro Medicus Ltd. (Australia)	2,218
		2,403
HOTELS, RESTAURANTS & LEISURE—2.0%
11,823	Amadeus IT Group SA (Spain)	865
60,694	Aristocrat Leisure Ltd. (Australia)	2,822
4,523	Betsson AB Class B (Sweden)	62
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	18
2,170	Fuller Smith & Turner PLC Class A (United Kingdom)	15
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
32,104	La Francaise des Jeux SACA (France)[2]	1,220
322,912	Lottery Corp. Ltd. (Australia)	1,004
61,600	Zen Corp. Group PCL NVDR (Thailand)[1]	12
		6,018
HOUSEHOLD DURABLES—1.4%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	31
1,457	Kaufman & Broad SA (France)	50
2,228	LG Electronics, Inc. (South Korea)	129
4,700	Nihon Trim Co. Ltd. (Japan)	112
93,900	Panasonic Holdings Corp. (Japan)	958
130,500	Sony Group Corp. (Japan)	2,880
8,922	Toya SA (Poland)*	16
		4,176
HOUSEHOLD PRODUCTS—0.0%
10,827	McBride PLC (United Kingdom)*	18
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
633,900	Energy Absolute PCL NVDR (Thailand)[1]	58

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—0.1%
1,322,500	Astra International Tbk. PT (Indonesia)	$389
INSURANCE—2.8%
51,500	Dai-ichi Life Holdings, Inc. (Japan)	1,406
341,491	Islamic Arab Insurance Co. (United Arab Emirates)*	41
167,600	Japan Post Holdings Co. Ltd. (Japan)	1,750
31,800	Japan Post Insurance Co. Ltd. (Japan)	620
19,134	NN Group NV (Netherlands)	878
25,800	Sompo Holdings, Inc. (Japan)	719
11,581	Talanx AG (Germany)	984
61,900	Tokio Marine Holdings, Inc. (Japan)	2,042
		8,440
INTERACTIVE MEDIA & SERVICES—1.9%
41,420	Bilibili, Inc. Class Z (China)*	695
6,195	CAR Group Ltd. (Australia)	154
2,833	JOYY, Inc. ADR (China)*,1	123
86,200	Kuaishou Technology (China)*,2	472
19,049	NAVER Corp. (South Korea)*	2,821
6,062	REA Group Ltd. (Australia)	930
2,059	Scout24 SE (Germany)[2]	200
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,1	332
31,054	Zhihu, Inc. ADR (China)*,1	108
		5,835
IT SERVICES—3.9%
363,200	Advanced Information Technology PCL NVDR (Thailand)[1]	47
21,395	Altron Ltd. Class A (South Africa)	25
1,100	Argo Graphics, Inc. (Japan)	35
5,200	BIPROGY, Inc. (Japan)	161
1,400	Business Brain Showa-Ota, Inc. (Japan)	19
4,200	Core Corp. (Japan)	51
108,100	Fujitsu Ltd. (Japan)	2,091
2,300	Future Corp. (Japan)	27
1,500	GMO GlobalSign Holdings KK (Japan)	24
2,600	ID Holdings Corp. (Japan)	29
125,391	Infosys Ltd. ADR (India)[1]	2,752
18,600	NEC Corp. (Japan)	1,845
3,600	Obic Co. Ltd. (Japan)	107
25,200	Otsuka Corp. (Japan)	568
434	Proact IT Group AB (Sweden)	5
24,900	TIS, Inc. (Japan)	551
4,200	Ubicom Holdings, Inc. (Japan)	36
100,639	Wipro Ltd. ADR (India)[1]	369
13,288	Wix.com Ltd. (Israel)*	3,174
700	Zuken, Inc. (Japan)	22
		11,938
LEISURE PRODUCTS—0.2%
21,600	Bandai Namco Holdings, Inc. (Japan)	536
7,500	Sankyo Co. Ltd. (Japan)	100
		636
MACHINERY—2.6%
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	108
5,396	Duerr AG (Germany)	133
54	Exail Technologies SA (France)*	1
101	Exel Industries SA Class A (France)	5
5,700	Glory Ltd. (Japan)	97
74,439	Heidelberger Druckmaschinen AG (Germany)*	94
5,066	Knorr-Bremse AG (Germany)	400
15,100	Nam Cheong Ltd. (Malaysia)*	5
8,800	Nippon Thompson Co. Ltd. (Japan)	29
2,200	Nitto Kohki Co. Ltd. (Japan)	33
371	Palfinger AG (Austria)	9
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	24
42,192	Sandvik AB (Sweden)	871

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
9,840	Schindler Holding AG (Switzerland)	$2,843
4,700	Sodick Co. Ltd. (Japan)	25
63,142	Volvo AB Class B (Sweden)	1,740
55,108	Wartsila OYJ Abp (Finland)	1,041
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	117
17,300	Yaskawa Electric Corp. (Japan)	502
		8,077
MARINE TRANSPORTATION—1.3%
1,889	AP Moller - Maersk AS Class B (Denmark)	2,790
22,417	Costamare, Inc. (Monaco)	261
1,228,800	Marco Polo Marine Ltd. (Singapore)	50
341,700	Samudera Shipping Line Ltd. (Singapore)	207
236,000	SITC International Holdings Co. Ltd. (China)	561
		3,869
MEDIA—0.5%
3,600	AlphaPolis Co. Ltd. (Japan)*	24
6,846	Criteo SA ADR (France)*,1	260
10,996	KX Innovation Co. Ltd. (South Korea)	22
802	Lagardere SA (France)	17
19,135	Next 15 Group PLC (United Kingdom)	80
3,908	Nexxen International Ltd. ADR (Israel)*,1	37
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	43
100	Proto Corp. (Japan)	1
33,805	PRT Co. Ltd. (Australia)*	— [x]
10,257	Publicis Groupe SA (France)	1,091
16,315	SKY Network Television Ltd. (New Zealand)	26
4,200	SKY Perfect JSAT Holdings, Inc. (Japan)	25
		1,626
METALS & MINING—1.1%
54,500	Amerigo Resources Ltd. (Canada)	62
131,188	BlueScope Steel Ltd. (Australia)	1,713
3,773	Boryszew SA (Poland)	5
11,720	Centerra Gold, Inc. (Canada)	73
87,872	Evolution Mining Ltd. (Australia)	305
30,100	Jaguar Mining, Inc. (Canada)*	53
177,871	Macmahon Holdings Ltd. (Australia)	39
64,972	Northern Star Resources Ltd. (Australia)	688
35,973	Perenti Ltd. (Australia)	31
5,635	Rio Tinto PLC ADR (Australia)[1]	341
2,200	Topy Industries Ltd. (Japan)	30
88	Tree Island Steel Ltd. (Canada)	—
		3,340
MULTI-UTILITIES—0.8%
1,438,687	Centrica PLC (United Kingdom)	2,529
OIL, GAS & CONSUMABLE FUELS—2.0%
269,516	ADNOC Logistics & Services (United Arab Emirates)	380
5,622,600	Alamtri Resources Indonesia Tbk. PT (Indonesia)	803
379,200	Baramulti Suksessarana Tbk. PT (Indonesia)	100
49,051	Channel Infrastructure NZ Ltd. (New Zealand)	53
75,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	50
5,534	Equinor ASA (Norway)	133
41,848	Hafnia Ltd. (Singapore)	220
507,155	Horizon Oil Ltd. (Australia)	64
3,518	Lubelski Wegiel Bogdanka SA (Poland)	20
164,632	New Hope Corp. Ltd. (Australia)	491
181,146	ORLEN SA (Poland)	2,388
700	Paramount Resources Ltd. Class A (Canada)	14
547,000	Petron Corp. (Philippines)	22
38,700	Petronas Dagangan Bhd. (Malaysia)	170
224,100	PTT Exploration & Production PCL NVDR (Thailand)[1]	844
902,452	Resource Alam Indonesia Tbk. PT (Indonesia)	25

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
2,200	Secure Waste Infrastructure Corp. (Canada)	$23
114,300	Semirara Mining & Power Corp. (Philippines)	68
1,305,000	TBS Energi Utama Tbk. PT (Indonesia)*	30
48,000	Ultrapar Participacoes SA (Brazil)	136
		6,034
PASSENGER AIRLINES—0.9%
95,602	Air New Zealand Ltd. (New Zealand)	34
312,725	International Consolidated Airlines Group SA (United Kingdom)	1,304
269,561	Qantas Airways Ltd. (Australia)*	1,562
		2,900
PERSONAL CARE PRODUCTS—0.0%
1,294	Shanghai Chicmax Cosmetic Co. Ltd. (China)	6
PHARMACEUTICALS—10.6%
56,200	Astellas Pharma, Inc. (Japan)	545
47,100	Eisai Co. Ltd. (Japan)	1,395
1,361	GSK PLC (United States)	24
106,381	GSK PLC ADR (United States)[1]	3,752
22,942	Hikma Pharmaceuticals PLC (Jordan)	650
726	Ipsen SA (France)	90
15,100	Knight Therapeutics, Inc. (Canada)*	57
22,000	Kyowa Kirin Co. Ltd. (Japan)	328
31,700	Nippon Shinyaku Co. Ltd. (Japan)	767
83,722	Novartis AG (United States)	8,764
29,957	Novo Nordisk AS ADR (Denmark)[1]	2,530
11,585	Novo Nordisk AS Class B (Denmark)	978
59,400	Ono Pharmaceutical Co. Ltd. (Japan)	618
79	Orion OYJ Class A (Finland)	4
10,300	Orion OYJ Class B (Finland)	559
8,492	Richter Gedeon Nyrt (Hungary)	220
34,045	Roche Holding AG (United States)	10,703
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	308
5,600	Seikagaku Corp. (Japan)	28
815	Vetoquinol SA (France)	60
		32,380
PROFESSIONAL SERVICES—5.2%
1,600	Career Design Center Co. Ltd. (Japan)	19
21,267	Computershare Ltd. (Australia)	462
1,800	Creek & River Co. Ltd. (Japan)	19
5,300	en Japan, Inc. (Japan)	69
90,556	Experian PLC (United Kingdom)	4,461
4,400	JAC Recruitment Co. Ltd. (Japan)	19
2,400	MEITEC Group Holdings, Inc. (Japan)	46
989	Pagegroup PLC (United Kingdom)	4
32,700	Persol Holdings Co. Ltd. (Japan)	50
72,000	Recruit Holdings Co. Ltd. (Japan)	5,025
19,258	RELX PLC (United Kingdom)	956
2,400	SMS Co. Ltd. (Japan)	26
8,500	Space Co. Ltd. (Japan)	61
25,975	Wolters Kluwer NV (Netherlands)	4,719
		15,936
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
151,515	Aldar Properties PJSC (United Arab Emirates)	315
946	Almogim Holdings Ltd. (Israel)*	3
8,839	Cedar Woods Properties Ltd. (Australia)	30
27,402	Emaar Development PJSC (United Arab Emirates)	98
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	— [x]
688,400	LBS Bina Group Bhd. (Malaysia)	84
1,077	Melcor Developments Ltd. (Canada)	9
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	2
		541

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—0.8%
85,815	Klepierre SA (France)	$2,555
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
5,067	ARM Holdings PLC ADR (United States)*,1	808
174,728	ASE Technology Holding Co. Ltd. ADR (Taiwan)[1]	1,773
2,124	ASML Holding NV New York Registry Shares (Netherlands)	1,570
5,454	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	108
78,025	Himax Technologies, Inc. ADR (Taiwan)[1]	790
16,500	Lasertec Corp. (Japan)	1,716
1,200	Megachips Corp. (Japan)	45
8,300	Optorun Co. Ltd. (Japan)	97
9,900	SCREEN Holdings Co. Ltd. (Japan)	690
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	1,008
89,471	STMicroelectronics NV NY Registry Shares (Singapore)	2,009
5,500	Tokyo Electron Ltd. (Japan)	928
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	71
52,590	United Microelectronics Corp. ADR (Taiwan)[1]	304
		11,917
SOFTWARE—6.0%
1,300	Alpha Systems, Inc. (Japan)	29
120,100	Autocount Dotcom Bhd. (Malaysia)	32
17,672	Check Point Software Technologies Ltd. (Israel)*	3,853
5,122	CyberArk Software Ltd. (United States)*	1,900
17,695	Dassault Systemes SE (France)	691
40,700	Enghouse Systems Ltd. (Canada)	773
5,400	ISB Corp. (Japan)	46
2,200	Kaonavi, Inc. (Japan)*	29
4,707	Materialise NV ADR (Belgium)*,1	40
2,853	Nemetschek SE (Germany)	341
2,662	Nice Ltd. ADR (Israel)*,1	442
600	NTT Data Intramart Corp. (Japan)	10
4,100	PCA Corp. (Japan)	52
5,956	RADCOM Ltd. (Israel)*	76
117,592	Sage Group PLC (United Kingdom)	1,954
24,045	SAP SE (Germany)	6,626
1,800	Soliton Systems KK (Japan)	13
5,737	Text SA (Poland)	82
22,600	Trend Micro, Inc. (Japan)	1,339
1,400	WingArc1st, Inc. (Japan)	31
		18,359
SPECIALTY RETAIL—2.2%
441	Castro Model Ltd. (Israel)	14
8,000	Fast Retailing Co. Ltd. (Japan)	2,635
4,300	Fuji Corp. (Japan)	54
53,294	Industria de Diseno Textil SA (Spain)	2,893
6,986	Naturhouse Health SAU (Spain)	12
63,500	USS Co. Ltd. (Japan)	569
11,571	Zalando SE (Germany)*,2	431
		6,608
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
41,600	Brother Industries Ltd. (Japan)	733
34,614	Logitech International SA (Switzerland)	3,426
107,300	Ricoh Co. Ltd. (Japan)	1,230
19,800	Seiko Epson Corp. (Japan)	358
4,000	Toshiba TEC Corp. (Japan)	88
6,000	Wacom Co. Ltd. (Japan)	26
		5,861

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—3.9%
20,575	adidas AG (Germany)	$5,425
3,094	Cie Financiere Richemont SA Class A (Switzerland)	598
883	Hermes International SCA (France)	2,484
21,195	On Holding AG Class A (Switzerland)*	1,269
11,065	Pandora AS (Denmark)	2,117
121,200	Poh Kong Holdings Bhd. (Malaysia)	27
		11,920
TRADING COMPANIES & DISTRIBUTORS—0.3%
2,900	Gecoss Corp. (Japan)	19
2,200	Kanaden Corp. (Japan)	21
1,600	Nanyo Corp. (Japan)	12
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	8
2,300	Parker Corp. (Japan)	12
34,095	Rexel SA (France)	903
2,500	Sugimoto & Co. Ltd. (Japan)	21
		997
TRANSPORTATION INFRASTRUCTURE—0.0%
74,000	Qilu Expressway Co. Ltd. (China)	23
WIRELESS TELECOMMUNICATION SERVICES—0.7%
19,700	SoftBank Group Corp. (Japan)	1,204
1,056,981	Vodafone Group PLC (United Kingdom)	901
		2,105
TOTAL COMMON STOCKS (Cost $263,799)		302,314

EXCHANGE-TRADED FUNDS—0.5%

(Cost $1,457)
CAPITAL MARKETS—0.5%
19,239	iShares MSCI EAFE ETF (United States)	1,524

PREFERRED STOCKS—0.1%

HOUSEHOLD DURABLES—0.0%
450	Einhell Germany AG (Germany)	30
MACHINERY—0.0%
173	KSB SE & Co. KGaA (Germany)	116
METALS & MINING—0.1%
129,800	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A (Brazil)	122
TOTAL PREFERRED STOCKS (Cost $188)		268
TOTAL INVESTMENTS—99.4% (Cost $265,444)		304,106
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		1,748
TOTAL NET ASSETS—100%		$305,854

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$651	$—	$651
Europe	15,197	133,062	—	148,259
Latin America	287	—	—	287
Middle East/Central Asia	11,035	7,676	—	18,711
North America	13,399	22,858	—	36,257
Pacific Basin	11,746	86,403	—	98,149
Exchange-Traded Funds
North America	1,524	—	—	1,524
Preferred Stocks
Europe	—	146	—	146
Latin America	122	—	—	122
Total Investments in Securities	$53,310	$250,796	$—	$304,106
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$(2)	$—	$2	$—	$—	$—	$—	$(26)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Ever Reach Group Holdings Co. Ltd. (China)*	$—	Market Approach	Estimated Recovery Value	HKD 0.01
Jaya Bersama Indo Tbk. PT (Indonesia)*.	—	Market Approach	Estimated Recovery Value	IDR 0.01
Modern Land China Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.01
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $6,773 or 2% of net assets.
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.7%
Shares		Value
AIR FREIGHT & LOGISTICS—3.2%
150,678	Nippon Express Holdings, Inc. (Japan)	$2,442
89,875	Sankyu, Inc. (Japan)	3,210
		5,652
BANKS—1.5%
534,324	Kyushu Financial Group, Inc. (Japan)	2,703
BEVERAGES—1.6%
1,535,580	C&C Group PLC (Ireland)	2,762
BUILDING PRODUCTS—1.4%
499,842	Genuit Group PLC (United Kingdom)	2,419
CAPITAL MARKETS—1.8%
962,249	TP ICAP Group PLC (United Kingdom)	3,254
CHEMICALS—3.6%
16,712	Solvay SA (Belgium)	511
223,776	Tosoh Corp. (Japan)	2,977
239,287	Victrex PLC (United Kingdom)	2,934
		6,422
COMMERCIAL SERVICES & SUPPLIES—4.9%
158,973	ISS AS (Denmark)	3,004
87,395	Loomis AB (Sweden)	2,782
1,513,318	Serco Group PLC (United Kingdom)	2,896
		8,682
CONSTRUCTION & ENGINEERING—1.7%
210,397	Raito Kogyo Co. Ltd. (Japan)	2,970
CONSTRUCTION MATERIALS—1.1%
66,679	Wienerberger AG (Austria)	1,947
CONSUMER FINANCE—1.4%
24,860	Cembra Money Bank AG (Switzerland)	2,450
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.4%
302,653	Qol Holdings Co. Ltd. (Japan)	2,858
172,275	San-A Co. Ltd. (Japan)	3,279
		6,137
CONTAINERS & PACKAGING—4.9%
182,011	Fuji Seal International, Inc. (Japan)	2,799
84,506	Huhtamaki OYJ (Finland)	3,120
127,599	SIG Group AG (Switzerland)	2,783
		8,702
DISTRIBUTORS—3.5%
361,699	Inchcape PLC (United Kingdom)	3,011
115,800	PALTAC Corp. (Japan)	3,236
		6,247
ELECTRICAL EQUIPMENT—1.3%
101,688	Mersen SA (France)	2,297
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.9%
343,109	Anritsu Corp. (Japan)	3,153
86,486	Jeol Ltd. (Japan)	3,188
51,301	Landis & Gyr Group AG (Switzerland)	3,507
263,603	Optex Group Co. Ltd. (Japan)	2,788
348,078	Venture Corp. Ltd. (Singapore)	3,230
		15,866
FOOD PRODUCTS—4.7%
88,539	Ariake Japan Co. Ltd. (Japan)	2,964
1,537,744	Aryzta AG (Switzerland)*	3,041

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
158,194	Glanbia PLC (Ireland)	$2,311
		8,316
GAS UTILITIES—1.3%
91,314	Rubis SCA (France)	2,387
GROUND TRANSPORTATION—1.2%
587,622	Zigup PLC (United Kingdom)	2,224
HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
124,510	Ansell Ltd. (Australia)	2,707
937,707	Arjo AB Class B (Sweden)	3,360
207,943	Nakanishi, Inc. (Japan)	3,430
		9,497
HEALTH CARE PROVIDERS & SERVICES—3.6%
169,470	Fagron (Belgium)	3,360
176,657	Sonic Healthcare Ltd. (Australia)	3,103
		6,463
HOTELS, RESTAURANTS & LEISURE—1.8%
155,722	Resorttrust, Inc. (Japan)	3,264
HOUSEHOLD DURABLES—0.3%
32,219	Fujitsu General Ltd. (Japan)	572
INSURANCE—3.2%
57,541	ASR Nederland NV (Netherlands)	2,836
168,733	Coface SA (France)	2,721
40,818	Direct Line Insurance Group PLC (United Kingdom)	135
		5,692
IT SERVICES—1.9%
172,368	TietoEVRY OYJ (Finland)	3,323
LEISURE PRODUCTS—1.7%
145,892	Spin Master Corp. (Canada)[1]	3,089
MACHINERY—10.8%
61,632	Aalberts NV (Netherlands)	2,175
101,594	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,762
330,809	Husqvarna AB Class B (Sweden)	1,762
268,739	METAWATER Co. Ltd. (Japan)	3,195
754,124	Morgan Advanced Materials PLC (United Kingdom)	2,543
168,213	Nabtesco Corp. (Japan)	3,008
166,679	Norma Group SE (Germany)	2,859
		19,304
MEDIA—1.7%
8,422	Criteo SA ADR (France)*,2	320
88,016	RTL Group SA (Luxembourg)	2,690
		3,010
METALS & MINING—1.6%
106,319	Aperam SA (Luxembourg)	2,934
PERSONAL CARE PRODUCTS—1.8%
388,891	Ontex Group NV (Belgium)*	3,293
PROFESSIONAL SERVICES—2.4%
2,295,916	Hays PLC (United Kingdom)	2,168
256,819	Tinexta SpA (Italy)	2,154
		4,322
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
1,939,964	ESR Group Ltd. (China)[1]	2,986

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
441,275	X-Fab Silicon Foundries SE (Belgium)*,1	$2,277
SOFTWARE—2.9%
250,805	Computer Engineering & Consulting Ltd. (Japan)	3,059
382,498	TomTom NV (Netherlands)*	2,020
		5,079
TEXTILES, APPAREL & LUXURY GOODS—1.5%
2,223,237	Coats Group PLC (United Kingdom)	2,636
TRADING COMPANIES & DISTRIBUTORS—1.8%
431,408	BOC Aviation Ltd. (China)[1]	3,252
TOTAL COMMON STOCKS (Cost $170,343)		172,430
TOTAL INVESTMENTS—96.7% (Cost $170,343)		172,430
CASH AND OTHER ASSETS, LESS LIABILITIES—3.3%		5,840
TOTAL NET ASSETS—100%		$178,270

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$747	$98,220	$—	$98,967
North America	3,089	—	—	3,089
Pacific Basin	—	70,374	—	70,374
Total Investments in Securities	$3,836	$168,594	$—	$172,430
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2025, the aggregate value of these securities was $11,604 or 7% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—1.9%
129,500	General Dynamics Corp.	$33,279
AUTOMOBILE COMPONENTS—1.5%
1,555,128	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	26,950
BANKS—9.4%
324,450	Commerce Bancshares, Inc.	21,673
220,900	Cullen/Frost Bankers, Inc.	30,794
2,777,500	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	35,024
195,100	PNC Financial Services Group, Inc.	39,205
886,900	U.S. Bancorp	42,376
		169,072
BEVERAGES—3.2%
564,000	Coca-Cola Co.	35,803
121,600	Constellation Brands, Inc. Class A	21,985
		57,788
BIOTECHNOLOGY—2.4%
148,600	Amgen, Inc.	42,413
CAPITAL MARKETS—6.3%
126,600	Ameriprise Financial, Inc.	68,790
245,900	Blackstone, Inc.	43,551
		112,341
CHEMICALS—8.3%
6,095	Air Products & Chemicals, Inc.	2,043
904,600	Corteva, Inc.	59,043
179,600	Ecolab, Inc.	44,934
341,900	RPM International, Inc.	43,285
		149,305
CONSTRUCTION MATERIALS—2.7%
90,400	Martin Marietta Materials, Inc.	49,189
CONSUMER FINANCE—3.5%
310,600	Capital One Financial Corp.	63,272
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
920,600	Verizon Communications, Inc.	36,262
ELECTRIC UTILITIES—2.0%
534,500	Xcel Energy, Inc.	35,918
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
75,300	Teledyne Technologies, Inc. *	38,503
GAS UTILITIES—2.5%
312,400	Atmos Energy Corp.	44,520
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
418,500	Alcon AG	38,121
300,600	Medtronic PLC	27,301
		65,422
HOUSEHOLD DURABLES—5.4%
382,000	Lennar Corp. Class A	50,134
7,126	Lennar Corp. Class B	896
2,076,800	Sony Group Corp. ADR (Japan)[1]	45,710
		96,740

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.1%
222,600	Procter & Gamble Co.	$36,949
INDUSTRIAL CONGLOMERATES—2.2%
175,600	Honeywell International, Inc.	39,285
INSURANCE—2.1%
508,600	American International Group, Inc.	37,464
LIFE SCIENCES TOOLS & SERVICES—2.1%
167,000	Danaher Corp.	37,198
MACHINERY—8.7%
240,300	Oshkosh Corp.	27,971
125,000	Parker-Hannifin Corp.	88,381
327,000	Xylem, Inc.	40,561
		156,913
OIL, GAS & CONSUMABLE FUELS—3.9%
1,330,100	Coterra Energy, Inc.	36,870
562,100	TotalEnergies SE ADR (France)[1]	32,619
		69,489
PHARMACEUTICALS—1.9%
336,800	Merck & Co., Inc.	33,283
RESIDENTIAL REITS—1.5%
411,100	Equity LifeStyle Properties, Inc.	26,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
553,600	Microchip Technology, Inc.	30,061
274,900	QUALCOMM, Inc.	47,538
		77,599
SOFTWARE—8.8%
99,300	Adobe, Inc. *	43,439
142,000	ANSYS, Inc. *	49,771
153,900	Microsoft Corp.	63,878
		157,088
SPECIALIZED REITS—0.1%
194,563	Millrose Properties, Inc. Class A*	2,152 [x]
SPECIALTY RETAIL—2.2%
151,400	Lowe’s Cos., Inc.	39,370
WATER UTILITIES—1.9%
273,200	American Water Works Co., Inc.	34,052
TOTAL COMMON STOCKS (Cost $1,031,191)		1,768,723
TOTAL INVESTMENTS—98.6% (Cost $1,031,191)		1,768,723
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		24,919
TOTAL NET ASSETS—100%		$1,793,642

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2025, the investments in Millrose Properties, Inc. (as disclosed in the preceding Portfolio of Investments) is classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2025. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2025 (000s)	Unrealized Gain/(Loss) as of 01/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$2,152	$—	$2,152	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Millrose Properties, Inc. Class A*	$2,152	Market Approach	Change in the parent value	$11.06

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—4.4%
8,420	General Dynamics Corp.	$2,164
34,070	Hexcel Corp.	2,221
18,503	Woodward, Inc.	3,428
		7,813
BANKS—2.8%
18,822	East West Bancorp, Inc.	1,938
22,819	Wintrust Financial Corp.	2,985
		4,923
BUILDING PRODUCTS—2.6%
57,668	Masco Corp.	4,572
CAPITAL MARKETS—9.3%
16,557	Houlihan Lokey, Inc.	3,009
25,650	Intercontinental Exchange, Inc.	4,100
28,409	Raymond James Financial, Inc.	4,786
38,422	Stifel Financial Corp.	4,451
		16,346
CHEMICALS—3.8%
20,590	Albemarle Corp.	1,734
25,543	Eastman Chemical Co.	2,545
34,778	Scotts Miracle-Gro Co.	2,468
		6,747
COMMERCIAL SERVICES & SUPPLIES—3.1%
24,871	Republic Services, Inc.	5,394
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
29,647	Sysco Corp.	2,162
CONTAINERS & PACKAGING—2.5%
12,099	Packaging Corp. of America	2,573
49,885	Sealed Air Corp.	1,737
		4,310
ELECTRICAL EQUIPMENT—1.1%
68,777	Sensata Technologies Holding PLC	1,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
22,006	Arrow Electronics, Inc. *	2,565
21,121	Keysight Technologies, Inc. *	3,767
		6,332
ENERGY EQUIPMENT & SERVICES—1.6%
53,493	ChampionX Corp.	1,532
42,066	Helmerich & Payne, Inc.	1,329
		2,861
FINANCIAL SERVICES—1.6%
24,694	Global Payments, Inc.	2,787
GROUND TRANSPORTATION—1.5%
81,266	CSX Corp.	2,671
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
55,970	Dentsply Sirona, Inc.	1,106
HEALTH CARE PROVIDERS & SERVICES—5.2%
12,913	Cencora, Inc.	3,283
46,099	Centene Corp. *	2,952
11,675	Labcorp Holdings, Inc.	2,916
		9,151
HOTELS, RESTAURANTS & LEISURE—2.4%
21,652	Darden Restaurants, Inc.	4,227

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.0%
25,225	DR Horton, Inc.	$3,579
INDUSTRIAL REITS—1.4%
116,363	Americold Realty Trust, Inc.	2,542
INSURANCE—6.2%
14,293	Progressive Corp.	3,522
19,635	Reinsurance Group of America, Inc.	4,474
12,807	RenaissanceRe Holdings Ltd. (Bermuda)	2,979
		10,975
IT SERVICES—1.8%
31,310	Akamai Technologies, Inc. *	3,128
LIFE SCIENCES TOOLS & SERVICES—6.6%
21,510	Agilent Technologies, Inc.	3,259
7,818	Bio-Rad Laboratories, Inc. Class A*	2,821
15,000	IQVIA Holdings, Inc. *	3,021
56,942	Qiagen NV *	2,542
		11,643
MACHINERY—5.9%
8,951	Cummins, Inc.	3,189
17,972	Dover Corp.	3,660
10,189	Snap-on, Inc.	3,619
		10,468
MULTI-UTILITIES—1.7%
30,107	WEC Energy Group, Inc.	2,988
OFFICE REITS—1.5%
37,077	BXP, Inc.	2,712
OIL, GAS & CONSUMABLE FUELS—2.1%
97,576	Coterra Energy, Inc.	2,705
34,990	Murphy Oil Corp.	932
		3,637
PROFESSIONAL SERVICES—1.8%
12,948	Broadridge Financial Solutions, Inc.	3,084
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.5%
42,136	CBRE Group, Inc. Class A*	6,099
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
9,941	Applied Materials, Inc.	1,793
25,543	Entegris, Inc.	2,593
26,923	Skyworks Solutions, Inc.	2,390
		6,776
SOFTWARE—3.4%
11,250	ANSYS, Inc. *	3,943
3,962	Synopsys, Inc. *	2,082
		6,025
SPECIALIZED REITS—1.1%
10,118	SBA Communications Corp.	1,999
SPECIALTY RETAIL—4.4%
19,494	Ross Stores, Inc.	2,935
18,114	TJX Cos., Inc.	2,261
6,297	Ulta Beauty, Inc. *	2,595
		7,791
TRADING COMPANIES & DISTRIBUTORS—3.5%
73,447	Air Lease Corp.	3,393

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
17,194	GATX Corp.	$2,845
		6,238
TOTAL COMMON STOCKS (Cost $142,486)		172,954
TOTAL INVESTMENTS—98.1% (Cost $142,486)		172,954
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		3,370
TOTAL NET ASSETS—100%		$176,324

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—1.5%
9,300	Huntington Ingalls Industries, Inc.	$1,834
51,700	Textron, Inc.	3,956
		5,790
AUTOMOBILE COMPONENTS—1.0%
49,100	BorgWarner, Inc.	1,566
68,900	Goodyear Tire & Rubber Co. *	611
13,700	Lear Corp.	1,289
7,200	Phinia, Inc.	367
		3,833
AUTOMOBILES—1.0%
34,600	General Motors Co.	1,711
78,300	Harley-Davidson, Inc.	2,119
		3,830
BANKS—4.4%
83,200	Citizens Financial Group, Inc.	3,958
63,400	Fifth Third Bancorp	2,809
175,900	First Horizon Corp.	3,850
68,100	KeyCorp	1,224
86,800	Regions Financial Corp.	2,139
45,500	Zions Bancorp NA	2,633
		16,613
BEVERAGES—0.9%
63,900	Molson Coors Beverage Co. Class B	3,499
BIOTECHNOLOGY—3.1%
8,200	Biogen, Inc. *	1,180
78,000	Exelixis, Inc. *	2,586
22,900	Halozyme Therapeutics, Inc. *	1,297
44,400	Incyte Corp. *	3,293
64,900	Ironwood Pharmaceuticals, Inc. *	152
8,800	United Therapeutics Corp. *	3,090
		11,598
BROADLINE RETAIL—1.6%
63,800	eBay, Inc.	4,305
20,400	Kohl’s Corp.	270
82,300	Macy’s, Inc.	1,282
		5,857
BUILDING PRODUCTS—1.3%
13,700	Builders FirstSource, Inc. *	2,292
13,500	Owens Corning	2,491
		4,783
CAPITAL MARKETS—5.1%
5,300	Affiliated Managers Group, Inc.	996
6,000	Ameriprise Financial, Inc.	3,260
71,900	Bank of New York Mellon Corp.	6,178
79,000	Federated Hermes, Inc.	3,142
54,560	State Street Corp.	5,545
		19,121
CHEMICALS—2.0%
36,300	Chemours Co.	689
19,500	Eastman Chemical Co.	1,943
43,600	Koppers Holdings, Inc.	1,297
12,800	LyondellBasell Industries NV Class A	969
4,200	NewMarket Corp.	2,092
43,200	Orion SA (Germany)	603
		7,593

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—0.9%
33,500	ABM Industries, Inc.	$1,787
18,200	Brink’s Co.	1,699
		3,486
CONSUMER FINANCE—2.6%
88,200	Ally Financial, Inc.	3,437
6,700	Discover Financial Services	1,347
133,400	Navient Corp.	1,824
46,400	Synchrony Financial	3,201
		9,809
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
87,900	Kroger Co.	5,418
31,500	Walgreens Boots Alliance, Inc.	324
		5,742
CONTAINERS & PACKAGING—2.5%
45,800	Berry Global Group, Inc.	3,111
18,100	Greif, Inc. Class A	1,108
78,400	O-I Glass, Inc. *	936
36,900	Silgan Holdings, Inc.	2,030
46,000	Sonoco Products Co.	2,192
		9,377
DIVERSIFIED CONSUMER SERVICES—1.1%
23,500	Adtalem Global Education, Inc. *	2,518
29,400	H&R Block, Inc.	1,626
		4,144
DIVERSIFIED REITS—0.4%
62,318	American Assets Trust, Inc.	1,513
ELECTRIC UTILITIES—1.6%
60,400	NRG Energy, Inc.	6,187
ELECTRICAL EQUIPMENT—0.4%
20,200	Atkore, Inc.	1,645
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
23,300	Arrow Electronics, Inc. *	2,716
24,200	Avnet, Inc.	1,250
54,400	Flex Ltd. *	2,266
24,100	Jabil, Inc.	3,914
31,200	Sanmina Corp. *	2,612
19,300	TD SYNNEX Corp.	2,751
		15,509
ENERGY EQUIPMENT & SERVICES—0.7%
99,400	Halliburton Co.	2,586
FINANCIAL SERVICES—3.4%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	3,022
79,000	Corebridge Financial, Inc.	2,667
105,300	MGIC Investment Corp.	2,689
77,000	Radian Group, Inc.	2,620
169,700	Western Union Co.	1,751
		12,749
FOOD PRODUCTS—5.0%
37,700	Archer-Daniels-Midland Co.	1,931
22,800	Bunge Global SA	1,736
46,700	Campbell’s Co.	1,811
105,400	Conagra Brands, Inc.	2,729
34,200	General Mills, Inc.	2,057
23,800	Ingredion, Inc.	3,247
17,100	J.M. Smucker Co.	1,828
84,600	Kraft Heinz Co.	2,524

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
67,100	WK Kellogg Co.	$1,113
		18,976
GAS UTILITIES—1.4%
33,156	National Fuel Gas Co.	2,322
92,700	UGI Corp.	2,849
		5,171
GROUND TRANSPORTATION—1.1%
26,268	Ryder System, Inc.	4,187
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
65,000	Baxter International, Inc.	2,116
HEALTH CARE PROVIDERS & SERVICES—3.3%
15,900	Cardinal Health, Inc.	1,966
41,100	Centene Corp. *	2,632
18,300	DaVita, Inc. *	3,225
1,900	McKesson Corp.	1,130
92,500	Premier, Inc. Class A	2,096
8,200	Universal Health Services, Inc. Class B	1,546
		12,595
HEALTH CARE REITS—0.8%
30,000	Omega Healthcare Investors, Inc.	1,112
121,100	Sabra Health Care REIT, Inc.	2,023
		3,135
HOTEL & RESORT REITS—0.9%
121,000	Host Hotels & Resorts, Inc.	2,022
65,800	Park Hotels & Resorts, Inc.	887
102,411	Service Properties Trust	292
		3,201
HOTELS, RESTAURANTS & LEISURE—0.6%
77,800	Bloomin' Brands, Inc.	977
37,700	MGM Resorts International *	1,300
		2,277
HOUSEHOLD DURABLES—3.9%
35,000	Ethan Allen Interiors, Inc.	1,086
16,100	KB Home	1,080
22,800	Meritage Homes Corp.	1,775
41,100	PulteGroup, Inc.	4,676
34,500	Toll Brothers, Inc.	4,686
13,300	Whirlpool Corp.	1,397
		14,700
HOUSEHOLD PRODUCTS—0.4%
40,600	Energizer Holdings, Inc.	1,380
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
7,300	Vistra Corp.	1,227
INDUSTRIAL REITS—0.3%
13,100	Innovative Industrial Properties, Inc.	939
INSURANCE—6.8%
35,200	Aflac, Inc.	3,780
6,300	American Financial Group, Inc.	860
45,280	American International Group, Inc.	3,335
45,100	CNO Financial Group, Inc.	1,801
33,800	Employers Holdings, Inc.	1,662
49,400	Hartford Financial Services Group, Inc.	5,511
25,800	Lincoln National Corp.	907
129,100	Old Republic International Corp.	4,723
20,900	Universal Insurance Holdings, Inc.	404

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
37,000	Unum Group	$2,821
		25,804
IT SERVICES—0.4%
73,300	DXC Technology Co. *	1,592
LEISURE PRODUCTS—0.7%
19,500	Brunswick Corp.	1,315
64,100	Mattel, Inc. *	1,195
		2,510
MACHINERY—7.5%
32,700	AGCO Corp.	3,415
41,900	Allison Transmission Holdings, Inc.	4,925
317,300	CNH Industrial NV	4,087
13,500	Cummins, Inc.	4,809
93,400	Gates Industrial Corp. PLC *	1,933
31,950	Mueller Industries, Inc.	2,516
11,600	Oshkosh Corp.	1,350
10,300	PACCAR, Inc.	1,142
9,100	Snap-on, Inc.	3,232
118,000	Titan International, Inc. *	1,042
		28,451
MEDIA—2.4%
86,200	Fox Corp. Class A	4,412
13,100	Nexstar Media Group, Inc.	2,007
42,600	Sirius XM Holdings, Inc.	1,023
78,300	TEGNA, Inc.	1,426
		8,868
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
27,300	Annaly Capital Management, Inc.	557
OFFICE REITS—1.6%
99,400	Brandywine Realty Trust	546
78,500	Cousins Properties, Inc.	2,396
57,700	Highwoods Properties, Inc.	1,719
52,750	Office Properties Income Trust	48
138,248	Piedmont Office Realty Trust, Inc. Class A	1,208
		5,917
OIL, GAS & CONSUMABLE FUELS—3.8%
27,200	APA Corp.	597
5,700	Chord Energy Corp.	641
33,200	Devon Energy Corp.	1,132
132,800	DHT Holdings, Inc.	1,503
34,700	HF Sinclair Corp.	1,252
14,100	Marathon Petroleum Corp.	2,055
40,740	Matador Resources Co.	2,363
19,500	Phillips 66	2,298
25,900	Scorpio Tankers, Inc. (Monaco)	1,233
10,700	Valero Energy Corp.	1,423
		14,497
PAPER & FOREST PRODUCTS—0.5%
12,654	Magnera Corp. *	236
20,900	Sylvamo Corp.	1,674
		1,910
PASSENGER AIRLINES—1.7%
43,300	Delta Air Lines, Inc.	2,913
31,500	United Airlines Holdings, Inc. *	3,334
		6,247
PERSONAL CARE PRODUCTS—0.2%
115,300	Herbalife Ltd. *	630

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.5%
40,400	Harmony Biosciences Holdings, Inc. *	$1,566
37,700	Jazz Pharmaceuticals PLC *	4,689
104,900	Organon & Co.	1,632
142,800	Viatris, Inc.	1,611
		9,498
PROFESSIONAL SERVICES—1.7%
26,400	CSG Systems International, Inc.	1,552
27,500	ManpowerGroup, Inc.	1,656
28,900	SS&C Technologies Holdings, Inc.	2,340
60,800	Upwork, Inc. *	958
		6,506
RETAIL REITS—0.7%
39,400	Brixmor Property Group, Inc.	1,027
72,500	Kite Realty Group Trust	1,678
		2,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
78,700	Amkor Technology, Inc.	1,937
24,000	Cirrus Logic, Inc. *	2,411
45,900	Photronics, Inc. *	1,055
		5,403
SOFTWARE—1.9%
93,600	Dropbox, Inc. Class A*	3,009
62,300	Gen Digital, Inc.	1,677
27,000	Zoom Communications, Inc. *	2,347
		7,033

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—2.7%
7,200	AutoNation, Inc. *	$1,358
16,400	Best Buy Co., Inc.	1,408
7,900	Dick’s Sporting Goods, Inc.	1,896
75,800	Gap, Inc.	1,825
2,600	Group 1 Automotive, Inc.	1,187
36,200	ODP Corp. *	818
11,200	Penske Automotive Group, Inc.	1,855
		10,347
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
147,900	HP, Inc.	4,807
17,200	Western Digital Corp. *	1,120
93,900	Xerox Holdings Corp.	802
		6,729
TEXTILES, APPAREL & LUXURY GOODS—0.6%
16,000	Capri Holdings Ltd. *	396
28,100	G-III Apparel Group Ltd. *	877
12,350	PVH Corp.	1,107
		2,380
TOTAL COMMON STOCKS (Cost $303,327)		372,752
TOTAL INVESTMENTS—98.8% (Cost $303,327)		372,752
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		4,711
TOTAL NET ASSETS—100%		$377,463

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.5%
Shares		Value
AEROSPACE & DEFENSE—2.6%
169,767	Moog, Inc. Class A	$30,840
808,390	Rocket Lab USA, Inc. *	23,484
		54,324
BANKS—1.7%
159,760	Western Alliance Bancorp	14,038
163,960	Wintrust Financial Corp.	21,448
		35,486
BIOTECHNOLOGY—14.8%
1,970,323	89bio, Inc. *	18,915
620,390	Ascendis Pharma AS ADR (Denmark)*,1	81,060
1,000,820	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	13,401
360,830	Cytokinetics, Inc. *	17,847
375,700	Insmed, Inc. *	28,771
110,170	Legend Biotech Corp. ADR*,1	4,197
449,320	Merus NV (Netherlands)*	18,395
704,819	MoonLake Immunotherapeutics *	32,415
199,993	Rhythm Pharmaceuticals, Inc. *	11,886
1,232,835	Rocket Pharmaceuticals, Inc. *	13,241
282,340	Soleno Therapeutics, Inc. *	14,182
434,141	Vaxcyte, Inc. *	38,343
399,759	Xenon Pharmaceuticals, Inc. (Canada)*	15,982
		308,635
CHEMICALS—3.0%
730,090	Avient Corp.	31,321
852,070	Axalta Coating Systems Ltd. *	30,623
		61,944
COMMERCIAL SERVICES & SUPPLIES—2.3%
453,054	Casella Waste Systems, Inc. Class A*	48,721
COMMUNICATIONS EQUIPMENT—1.4%
101,023	F5, Inc. *	30,030
CONSTRUCTION & ENGINEERING—7.0%
181,680	Comfort Systems USA, Inc.	79,349
594,750	Fluor Corp. *	28,673
179,780	Primoris Services Corp.	13,802
668,799	WillScot Holdings Corp. *	24,785
		146,609
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
109,504	Sprouts Farmers Market, Inc. *	17,339
ELECTRICAL EQUIPMENT—2.9%
610,250	NEXTracker, Inc. Class A*	30,769
192,435	Regal Rexnord Corp.	30,545
		61,314
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
110,600	Fabrinet (Thailand)*	23,913
ENERGY EQUIPMENT & SERVICES—0.9%
649,190	ChampionX Corp.	18,593
FINANCIAL SERVICES—3.3%
1,296,776	Flywire Corp. *	25,066
367,800	Shift4 Payments, Inc. Class A*	44,081
		69,147
GROUND TRANSPORTATION—1.7%
74,428	Saia, Inc. *	35,734
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
203,190	Glaukos Corp. *	31,787

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
405,300	Haemonetics Corp. *	$27,986
305,574	iRhythm Technologies, Inc. *	33,262
409,893	Lantheus Holdings, Inc. *	37,919
		130,954
HEALTH CARE PROVIDERS & SERVICES—2.5%
68,090	GeneDx Holdings Corp. *	5,096
1,513,867	Option Care Health, Inc. *	46,809
		51,905
HOTELS, RESTAURANTS & LEISURE—5.2%
285,012	Brinker International, Inc. *	51,864
172,617	Churchill Downs, Inc.	21,332
1,184,087	Genius Sports Ltd. (United Kingdom)*	10,455
139,890	Texas Roadhouse, Inc.	25,334
		108,985
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
55,710	Talen Energy Corp. *	12,353
INSURANCE—6.7%
530,982	Baldwin Insurance Group, Inc. *	21,744
553,893	Kemper Corp.	37,211
1,012,200	Oscar Health, Inc. Class A*	16,802
331,047	Palomar Holdings, Inc. *	35,710
97,491	Primerica, Inc.	28,289
		139,756
IT SERVICES—2.7%
681,454	Kyndryl Holdings, Inc. *	25,868
128,170	Wix.com Ltd. (Israel)*	30,618
		56,486
LIFE SCIENCES TOOLS & SERVICES—1.1%
62,479	Bio-Rad Laboratories, Inc. Class A*	22,547
MACHINERY—2.7%
315,784	ITT, Inc.	47,690
63,070	SPX Technologies, Inc. *	9,367
		57,057
OIL, GAS & CONSUMABLE FUELS—1.9%
814,410	Northern Oil & Gas, Inc.	29,278
1,326,580	Uranium Energy Corp. *	9,366
		38,644
PERSONAL CARE PRODUCTS—0.7%
153,214	elf Beauty, Inc. *	15,308
PROFESSIONAL SERVICES—1.0%
326,820	WNS Holdings Ltd. (India)*	20,018
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
226,056	Astera Labs, Inc. *	22,927
99,722	Lattice Semiconductor Corp. *	5,686
108,660	Onto Innovation, Inc. *	22,249
529,864	Rambus, Inc. *	32,650
112,950	Silicon Laboratories, Inc. *	15,315
		98,827
SOFTWARE—9.5%
464,644	Braze, Inc. Class A*	21,364
784,350	Dynatrace, Inc. *	45,296
1,884,488	Lightspeed Commerce, Inc. (Canada)*	27,193
535,520	Onestream, Inc. *	15,948
609,600	Procore Technologies, Inc. *	48,500

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
812,950	Riot Platforms, Inc. *	$9,658
608,599	Samsara, Inc. Class A*	31,343
		199,302
SPECIALTY RETAIL—1.9%
329,810	Abercrombie & Fitch Co. Class A*	39,373
TEXTILES, APPAREL & LUXURY GOODS—1.3%
440,857	Birkenstock Holding PLC (Germany)*	26,072
TRADING COMPANIES & DISTRIBUTORS—3.1%
82,940	Applied Industrial Technologies, Inc.	21,567

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
422,008	FTAI Aviation Ltd.	$42,424
		63,991
TOTAL COMMON STOCKS (Cost $1,724,745)		1,993,367
TOTAL INVESTMENTS—95.5% (Cost $1,724,745)		1,993,367
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		94,766
TOTAL NET ASSETS—100%		$2,088,133

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—6.0%
633,743	AAR Corp. *	$42,943
737,627	Hexcel Corp.	48,093
313,218	Moog, Inc. Class A	56,899
		147,935
BANKS—13.8%
766,861	Enterprise Financial Services Corp.	45,889
1,051,366	First Merchants Corp.	46,723
757,464	Heartland Financial USA, Inc.	48,985
564,836	SouthState Corp.	59,641
1,351,011	Trustmark Corp.	50,663
1,088,430	United Bankshares, Inc.	41,905
1,436,102	United Community Banks, Inc.	47,635
		341,441
CAPITAL MARKETS—6.2%
554,917	Houlihan Lokey, Inc.	100,839
468,260	Stifel Financial Corp.	54,248
		155,087
CHEMICALS—3.9%
542,388	Cabot Corp.	46,901
691,689	Scotts Miracle-Gro Co.	49,082
		95,983
COMMERCIAL SERVICES & SUPPLIES—2.9%
664,543	Casella Waste Systems, Inc. Class A*	71,465
CONSUMER FINANCE—1.7%
398,830	FirstCash Holdings, Inc.	43,532
ELECTRICAL EQUIPMENT—1.6%
401,441	EnerSys	38,968
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.5%
398,830	Advanced Energy Industries, Inc.	45,897
680,204	CTS Corp.	34,752
154,521	Littelfuse, Inc.	36,832
310,086	Plexus Corp. *	43,942
		161,423
ENERGY EQUIPMENT & SERVICES—6.7%
1,068,848	Archrock, Inc.	30,024
1,442,888	Core Laboratories, Inc.	24,486
3,016,306	Expro Group Holdings NV *	38,096
923,991	Helmerich & Payne, Inc.	29,189
1,769,156	Oceaneering International, Inc. *	43,963
		165,758
FOOD PRODUCTS—1.6%
1,064,417	Darling Ingredients, Inc. *	39,873
GAS UTILITIES—1.6%
548,653	ONE Gas, Inc.	38,757
GROUND TRANSPORTATION—1.7%
270,933	Ryder System, Inc.	43,189
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
428,064	CONMED Corp.	30,727
475,047	Integer Holdings Corp. *	67,561
		98,288
HOTEL & RESORT REITS—0.6%
1,111,922	Pebblebrook Hotel Trust	14,600

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—5.0%
1,103,569	Cheesecake Factory, Inc.	$61,965
349,760	Cracker Barrel Old Country Store, Inc.	22,728
11,699,186	Sabre Corp. *	39,192
		123,885
HOUSEHOLD DURABLES—2.2%
265,713	Helen of Troy Ltd. *	16,416
502,192	Meritage Homes Corp.	39,105
		55,521
INDUSTRIAL REITS—1.5%
1,065,461	STAG Industrial, Inc.	36,417
INSURANCE—3.7%
492,274	Horace Mann Educators Corp.	19,017
291,293	Reinsurance Group of America, Inc.	66,374
303,866	United Fire Group, Inc.	7,539
		92,930
MACHINERY—10.2%
415,013	Albany International Corp. Class A	33,512
1,168,301	Flowserve Corp.	73,159
539,256	Franklin Electric Co., Inc.	53,920
421,278	SPX Technologies, Inc. *	62,568
363,855	Timken Co.	29,207
		252,366
OFFICE REITS—0.9%
761,118	COPT Defense Properties	22,407
PROFESSIONAL SERVICES—3.6%
807,579	Parsons Corp. *	64,017
264,669	TriNet Group, Inc.	24,717
		88,734
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
952,703	Amkor Technology, Inc.	23,446
476,613	Diodes, Inc. *	28,111
230,737	Entegris, Inc.	23,429
1,337,438	FormFactor, Inc. *	53,564
		128,550
SOFTWARE—1.8%
1,371,370	Box, Inc. Class A*	45,790
SPECIALIZED REITS—1.2%
1,134,369	Four Corners Property Trust, Inc.	31,116
TEXTILES, APPAREL & LUXURY GOODS—1.2%
1,310,293	Wolverine World Wide, Inc.	29,259
TRADING COMPANIES & DISTRIBUTORS—2.2%
338,797	GATX Corp.	56,061
TOTAL COMMON STOCKS (Cost $1,461,519)		2,419,335
TOTAL INVESTMENTS—97.5% (Cost $1,461,519)		2,419,335
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		61,188
TOTAL NET ASSETS—100%		$2,480,523

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Notes to Portfolios of Investments—January 31, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of January 31, 2025, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information

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Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

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Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual financial statements or semi-annual reports (semi-annual financial statements, if available) on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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